AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 12, 2010

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                                [ ]
                         POST-EFFECTIVE AMENDMENT NO. 98                     [X]
                                       AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            [ ]
                               AMENDMENT NO. 100                             [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------
                              Philip T. Masterson
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    ---------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                  Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP                Morgan, Lewis & Bockius LLP
1701 Market Street                         1111 Pennsylvania Ave., NW
Philadelphia, Pennsylvania 19103           Washington, DC 20004

   It is proposed that this filing become effective (check appropriate box):

            [ ] Immediately upon filing pursuant to paragraph (b)
            [ ] On [date] pursuant to paragraph (b)
            [ ] 60 days after filing pursuant to paragraph (a)(1)
            [ ] On [date] pursuant to paragraph (a)(1)
            [X] 75 days after filing pursuant to paragraph (a)(2)
            [ ] On [date] pursuant to paragraph (a) of Rule 485

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             SUBJECT TO COMPLETION

                 PRELIMINARY PROSPECTUS DATED NOVEMBER 12, 2010


                        HANCOCK HORIZON FAMILY OF FUNDS

                                   PROSPECTUS

                                FEBRUARY __, 2011

                         LOUISIANA TAX-FREE INCOME FUND

                        MISSISSIPPI TAX-FREE INCOME FUND


                         TRUST CLASS AND CLASS A SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT OFFER FOR SALE AND IS NOT A SOLICITATION OF OFFERS TO PURCHASE SHARES OF CERTAIN FUNDS DESCRIBED HEREIN IN THOSE STATES AND JURISDICTIONS WHERE THE FUNDS ARE NOT REGISTERED AND/OR QUALIFIED FOR SALE. THE FUNDS MAY NOT BE AVAILABLE FOR SALE IN ALL STATES.

                       THE ADVISORS' INNER CIRCLE FUND II

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE
LOUISIANA TAX-FREE INCOME FUND
  INVESTMENT OBJECTIVE .....................................................  XX
  FUND FEES AND EXPENSES ...................................................  XX
  PRINCIPAL INVESTMENT STRATEGY ............................................  XX
  PRINCIPAL RISKS ..........................................................  XX
  PERFORMANCE INFORMATION ..................................................  XX
  INVESTMENT ADVISER .......................................................  XX
  PORTFOLIO MANAGER ........................................................  XX
MISSISSIPPI TAX-FREE INCOME FUND
  INVESTMENT OBJECTIVE .....................................................  XX
  FUND FEES AND EXPENSES ...................................................  XX
  PRINCIPAL INVESTMENT STRATEGY ............................................  XX
  PRINCIPAL RISKS ..........................................................  XX
  PERFORMANCE INFORMATION ..................................................  XX
  INVESTMENT ADVISER .......................................................  XX
  PORTFOLIO MANAGER ........................................................  XX
SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES,
TAXES AND FINANCIAL INTERMEDIARY COMPENSATION ..............................  XX
MORE INFORMATION ABOUT RISK ................................................  XX
MORE INFORMATION ABOUT FUND INVESTMENTS ....................................  XX
INFORMATION ABOUT PORTFOLIO HOLDINGS .......................................  XX
INVESTMENT ADVISER .........................................................  XX
PORTFOLIO MANAGER ..........................................................  XX
PURCHASING, SELLING AND EXCHANGING FUND SHARES .............................  XX
DISTRIBUTION OF FUND SHARES ................................................  XX
OTHER POLICIES .............................................................  XX
SHAREHOLDER SERVICING ARRANGEMENTS .........................................  XX
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................  XX
DIVIDENDS AND DISTRIBUTIONS ................................................  XX
TAXES ......................................................................  XX
FINANCIAL HIGHLIGHTS .......................................................  XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE
     HANCOCK HORIZON FAMILY OF FUNDS ................................ Back Cover

LOUISIANA TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE

The Louisiana Tax-Free Income Fund (the "Fund") seeks current income exempt from both federal income tax and Louisiana personal income tax.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page XX of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------
                                                        TRUST CLASS SHARES    CLASS A SHARES
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
  a percentage of offering price)                              None              4.00%(1)
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                         None               None
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions
  (as a percentage of offering price)                          None               None
--------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                  None               None
--------------------------------------------------------------------------------------------
Exchange Fee                                                   None               None
--------------------------------------------------------------------------------------------

(1) This sales charge varies depending on how much you invest in the Fund. Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See "Contingent Deferred Sales Charges (CDSC) -- Class A Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------------------
                                                        TRUST CLASS SHARES    CLASS A SHARES
--------------------------------------------------------------------------------------------
Management Fees                                                 0.60%             0.60%
--------------------------------------------------------------------------------------------
Other Expenses(1)                                               0.98%             1.23%
--------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(2)                              0.02%             0.02%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            1.60%             1.85%
--------------------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements              (0.83)%           (0.83)%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee                  0.77%             1.02%
Reductions and/or Expense Reimbursements(3)
--------------------------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year. Other Expenses for Class A Shares include shareholder service fees.

(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.

(3) Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 0.75% and 1.00% of the Fund's average daily net assets of the Trust Class and Class A Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.75% for Trust Class Shares and 1.00% for Class A Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012. Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements shown include 0.02% of Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                ----------------------------------------
                                      1 YEAR     3 YEARS
                ----------------------------------------
                Trust Class Shares      $79        $396
                ----------------------------------------
                Class A Shares         $500        $854
                ----------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from federal and Louisiana income tax. This investment policy may not be changed without shareholder approval. While the Fund intends to invest primarily in municipal bonds of Louisiana issuers, securities of issuers located outside of Louisiana that are exempt from both federal and Louisiana income tax are included for purposes of the 80% test. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories. The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including, without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds ("ETFs"), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or "junk" bonds). Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, will satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, Horizon Advisers (the "Adviser") employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Louisiana issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Fund's concentration of investments in securities of issuers located in Louisiana subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Louisiana obligations than a mutual fund that does not have as great a concentration in Louisiana. As with Louisiana municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund's investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk" bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial conditions of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Horizon Advisers

PORTFOLIO MANAGER

Jeffery Tanguis, Director of Fixed Income, joined the Adviser in 2005 and has managed the Fund since its inception.

FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

MISSISSIPPI TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE

The Mississippi Tax-Free Income Fund (the "Fund") seeks current income exempt from both federal income tax and Mississippi personal income tax.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------
                                                        TRUST CLASS SHARES    CLASS A SHARES
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                           None             4.00%(1)
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                          None              None
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions (as a percentage of
  offering price)                                               None              None
--------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                   None              None
--------------------------------------------------------------------------------------------
Exchange Fee                                                    None              None
--------------------------------------------------------------------------------------------

(1) This sales charge varies depending on how much you invest in the Fund. Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See "Contingent Deferred Sales Charges (CDSC) -- Class A Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

----------------------------------------------------------------------------
                                       TRUST CLASS SHARES    CLASS A SHARES
----------------------------------------------------------------------------
Management Fees                              0.60%               0.60%
----------------------------------------------------------------------------
Other Expenses(1)                            0.99%               1.24%
----------------------------------------------------------------------------
Acquired Fund Fees and Expenses(2)           0.02%               0.02%
----------------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.61%               1.86%
----------------------------------------------------------------------------
Less Fee Reductions and/or Expense          (0.84)%             (0.84)%
Reimbursements
----------------------------------------------------------------------------
Total Annual Fund Operating Expenses         0.77%               1.02%
After Fee Reductions and/or Expense
Reimbursements(3)
----------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year. Other Expenses for Class A Shares include shareholder service fees.

(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.

(3) Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 0.75% and 1.00% of the Fund's average daily net assets of the Trust Class and Class A Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.75% for Trust Class Shares and 1.00% for Class A Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012. Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements shown include 0.02% of Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  ------------------------------------------
                                        1 YEAR      3 YEARS
                  ------------------------------------------
                  TRUST CLASS SHARES      $79        $397
                  ------------------------------------------
                  CLASS A SHARES         $500        $855
                  ------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from federal and Mississippi income tax. This investment policy may not be changed without shareholder approval. While the Fund intends to invest primarily in municipal bonds of Mississippi issuers, securities of issuers located outside of Mississippi that are exempt from both federal and Mississippi income tax are included for purposes of the 80% test. The Fund may also invest up to 35% of its total assets in municipal securities issued by U.S. territories. The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including, without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds ("ETFs"), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or "junk" bonds). Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, will satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, Horizon Advisers (the "Adviser") employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Mississippi issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Fund's concentration of investments in securities of issuers located in Mississippi subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Mississippi obligations than a mutual fund that does not have as great a concentration in Mississippi. As with Mississippi municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund's investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk" bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial conditions of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Horizon Advisers

PORTFOLIO MANAGER

Jeffery Tanguis, Director of Fixed Income, joined the Adviser in 2005 and has managed the Fund since its inception.

FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASING AND SELLING FUND SHARES

To purchase shares of a Fund for the first time, you must invest at least $1,000. Subsequent investments in a Fund must be made in amounts of at least $500.

You may sell your shares on any day that the New York Stock Exchange ("NYSE") and Hancock Bank are open for business (a "Business Day").

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

Each Fund intends to distribute income that is exempt from regular federal income tax and the state taxes specified in the Fund's investment objective, however, Fund distributions may be subject to capital gains tax. A portion of each Fund's distributions may be subject to federal and/or state income taxes or to the federal alternative minimum tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these risks, fixed income securities may be subject to the following additional risks:

     CALL RISK -- During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

     CREDIT RISK -- The possibility that an issuer will be unable to make timely payments of either principal or interest.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investment objective of each Fund is to seek total return through tax exempt current income. Each Fund may change its investment objective without shareholder approval.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Fund's objectives. If a Fund invests in this manner, it may not achieve its investment objectives. A Fund will do so only if the Funds' investment adviser believes that the risk of loss outweighs the opportunity to pursue a Fund's investment objective.

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, each Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the Funds' SAI see the back cover of this prospectus). Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds generally publish a complete list of their portfolio holdings on a monthly basis, as of the end of the previous month. For example, each Fund's investments as of the end of January would ordinarily be published at the end of February. Each Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://aicfundholdings.com/horizon. The information will generally remain available until replaced by new portfolio holdings information as described above. The Funds' Adviser may exclude any portion of each Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Funds' SAI for a full description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in their management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the investment adviser to the Funds. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of March 31, 2010, the Adviser managed approximately $926 million in assets while the Adviser and Hancock Bank managed approximately $2.6 billion in assets. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following rates:

               --------------------------------------------
               LOUISIANA TAX-FREE INCOME FUND         0.60%
               --------------------------------------------
               MISSISSIPPI TAX-FREE INCOME FUND       0.60%
               --------------------------------------------

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep net operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding the amounts listed in the table below, as a percentage of average daily net assets of the separate class shares of each Fund, until May 31, 2012:

               Louisiana Tax-Free Income Fund
               --------------------------------------------
                 Trust Class                          0.75%
               --------------------------------------------
                 Class A                              1.00%
               --------------------------------------------
               Mississippi Tax-Free Income Fund
               --------------------------------------------
                 Trust Class                          0.75%
               --------------------------------------------
                 Class A                              1.00%
               --------------------------------------------

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the amounts listed in the tables above, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which the agreement was in place.

A discussion regarding the basis for the Board's November 2010 approval of the Funds investment advisory agreement with the Advisor will be available in the Funds' July 31, 2011 Semi-Annual Report to shareholders.

PORTFOLIO MANAGER

Jeffery Tanguis serves as Director of Fixed Income of the Adviser and is responsible for the day-to-day management of the Funds. He is also responsible for the management of the Hancock Horizon Strategic Income Bond Fund and the Government Money Market Fund, which are offered in separate prospectuses. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as the Senior Fixed Income Manager of Hibernia National Bank from 1987 to 2005. He has more than 23 years of investment experience.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. Hancock Bank and its affiliates also may receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee, payable from the Funds' assets, of 0.03% of each Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class per fund for the first ten classes and $17,500 per class for any additional classes.

COMMISSIONS. Brokerage firms affiliated with Hancock Bank, including Hancock Investment Services, Inc. ("H.I.S., Inc."), acting as dealer in connection with the sale of Class A Shares of the Funds, will be entitled to receive a commission of up to the entire amount of the sales charge.

H.I.S., Inc., member Financial Industry Regulatory Authority ("FINRA") and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

SHAREHOLDER SERVICING FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of average daily net assets attributable to Class A Shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Trust Class and Class A Shares of the Funds. The Funds offer Trust Class and Class A Shares only to investment professionals and financial institutions investing for their own or their customers' accounts.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") and Hancock Bank are open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

Each Fund reserves the right to reject any specific purchase order or request to exchange Fund shares. In such cases where a Fund rejects an exchange request, such request will be processed by the Fund as a redemption request. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after a Fund receives your purchase order in proper form plus, in the case of Class A Shares, the applicable front-end sales charge. "Proper form" means that a Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Funds investing in such securities may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Funds through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Funds. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Certain authorized institutions, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the institution receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. To determine whether your authorized institution is authorized to act as agent on behalf of the Fund with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with an authorized institution, you will have to follow their procedures for transacting with the Funds. Your authorized institution may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through an authorized institution, you should contact your authorized institution directly.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds' Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Funds' Board, these methods are implemented through the Fund's Fair Value Committee, members of which are appointed by the Board. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

MINIMUM PURCHASES

You can open an account with a Fund with a minimum initial investment of $1,000. Subsequent investments must be at least $500. The Fund reserves the right to waive the minimum initial and subsequent investment amounts in its sole discretion.

SYSTEMATIC INVESTMENT PLAN (CLASS A SHARES ONLY)

If you have a checking or savings account with a bank, you may purchase Class A Shares automatically through regular deductions from your account in amounts of at least $100 per month.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

-------------------------------------------------------------------------------------------------------------
                                                                YOUR SALES CHARGE AS A   YOUR SALES CHARGE AS A
                                                                     PERCENTAGE OF            PERCENTAGE OF
FUND                          IF YOUR INVESTMENT IS:                OFFERING PRICE        YOUR NET INVESTMENT
-------------------------------------------------------------------------------------------------------------
 LOUISIANA TAX-FREE INCOME    LESS THAN $50,000                          4.00%                  4.17%
 FUND                         $50,000 BUT LESS THAN $100,000             3.25%                  3.36%
 MISSISSIPPI TAX-FREE INCOME  $100,000 BUT LESS THAN $250,000            2.50%                  2.56%
 FUND                         $250,000 BUT LESS THAN $500,000            1.75%                  1.78%
                              $500,000 BUT LESS THAN $1,000,000          1.50%                  1.52%
                              $1,000,000 AND OVER(1)                     0.00%                  0.00%
-------------------------------------------------------------------------------------------------------------

(1) Even though you do not pay a front-end sales charge on purchases of $1,000,000 or more, these purchases may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase.

You may qualify for a reduced sales charge or a sales charge waiver. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

Certain investors may be eligible for a waiver of the front-end sales charge due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on Class A Shares purchased:

o    through reinvestment of dividends and distributions;

o    through a H. I. S. , Inc. investment advisory account;

o by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");

o by directors, employees and retirees of Hancock Bank and its affiliates, and two generations of their respective ascendants, descendants, siblings and spouses;

o    by Trustees and officers of The Advisors' Inner Circle Fund II; and

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Consult your tax advisor regarding special rules that may apply if you recognize a loss on your original redemption.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHT OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares of all the Hancock Horizon Funds you already own to the amount that you are currently purchasing. The value of your current purchases will be combined with the current value of Class A Shares of all other Hancock Horizon Funds you purchased previously that are currently held for: (i) your account; (ii) your spouse's account; (iii) a joint account with your spouse; or (iv) your minor children's trust or custodial accounts. A trust purchasing shares for the same trust account, trust or estate also may use this right of accumulation. The Funds will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares of one or more Hancock Horizon Funds at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of one or more Hancock Horizon Funds over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine purchases of Class A Shares (that are subject to a sales charge) of all Hancock Horizon Funds made on the same day by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

The Distributor may pay dealers up to 0.75% on investments of $1,000,000 or more in Class A Shares. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

CONTINGENT DEFERRED SALES CHARGES (CDSC) -- CLASS A SHARES

You will not pay a front-end sales charge if you purchase $1,000,000 or more of Class A Shares. In these circumstances, the offering price of Class A Shares is the NAV. If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class A Shares of one Fund for Class A Shares of another Fund.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares, send your sale proceeds to a third-party or close an account with a value over $100,000, please notify the Funds in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the NAV next determined after the Funds receive your request.

SYSTEMATIC WITHDRAWAL PLAN (CLASS A SHARES ONLY)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, a Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED, WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Funds' remaining shareholders the Funds may pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum of $1,000 you may be required to sell your shares.

A Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Funds' SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TRUST CLASS SHARES

You may exchange Trust Class Shares of any Hancock Horizon Fund for Trust Class Shares of any other Hancock Horizon Fund.

CLASS A SHARES

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include the following:

     o Shareholders are restricted from making more than 1 "round trip" into or out of a Fund per quarter. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Each Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company of Act 1940, as amended, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds', or in certain instances, the financial intermediary's, market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds', or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Funds, with respect to Class A Shares, have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on a Fund's Class A Shares' average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by a Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are in addition to any shareholder servicing payments that are reflected in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds, or your investment professional or institution, in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Because the Funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. In addition, all or a portion of these dividends may be subject to the federal alternative minimum tax.

Although the Funds do not seek to realize taxable income or capital gains, the Funds may realize and distribute taxable income or capital gains from time to time as a result of the Funds' normal investment activities. The Funds' distribution of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the Funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The Funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for lower tax rates on qualified dividend income.

If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in a Fund may affect the taxation of your benefits.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                 PRIVACY NOTICE

The Funds recognize and respect the privacy concerns of their customers. The Funds collect nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Funds collect this information from the following sources:

o    Information we receive from you on applications or other forms;

o Information about your transactions with us and our service providers, or others;

o Information we receive from consumer reporting agencies (including credit bureaus).

What information the Funds disclose and to whom the Funds disclose information.

The Funds only disclose nonpublic personal information the Funds collect about shareholders as permitted by law. For example, the Funds may disclose nonpublic personal information about shareholders:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Funds to do so or consent to the disclosure.

o To companies that perform necessary services for the Funds, such as shareholder servicing centers that the Funds use to process your transactions or maintain your account.

o    To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Funds safeguard information.

The Funds conduct their business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Funds (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Funds or their service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                        HANCOCK HORIZON FAMILY OF FUNDS

INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI dated February 1, 2011 includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-990-2434

BY MAIL: Write to us at:
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, Louisiana 70808

BY INTERNET: www.hancockhorizonfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                 HHF-PS-008-0100

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             SUBJECT TO COMPLETION

    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 12, 2010



                      STATEMENT OF ADDITIONAL INFORMATION

                 HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND
                               TRUST CLASS SHARES
                                 CLASS A SHARES

                HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND
                               TRUST CLASS SHARES
                                 CLASS A SHARES

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II
                                FEBRUARY __, 2011

                              INVESTMENT ADVISER:
                                HORIZON ADVISERS
                                (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust"), the Hancock Horizon Louisiana Tax-Free Income Fund and the Hancock Horizon Mississippi Tax-Free Income Fund (each a "Fund" and together, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Funds' prospectus dated February __, 2011. A copy of the 2010 Annual Report to Shareholders must accompany the delivery of this SAI. A prospectus or Annual Report may be obtained by calling toll-free 1-800-990-2434.

                              TABLE OF CONTENTS                             PAGE
                              -----------------

THE FUNDS AND THE TRUST ....................................................   X
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS ............................  XX
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS ......................  XX
INVESTMENT LIMITATIONS .....................................................  XX
THE ADVISER, TRANSFER AGENT AND CUSTODIANS .................................  XX
THE PORTFOLIO MANAGER ......................................................  XX
THE ADMINISTRATOR ..........................................................  XX
THE DISTRIBUTOR ............................................................  XX
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................  XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................  XX
LEGAL COUNSEL ..............................................................  XX
TRUSTEES AND OFFICERS OF THE TRUST .........................................  XX

                                                                            PAGE

PURCHASING SHARES ..........................................................  XX
REDEEMING SHARES ...........................................................  XX
DETERMINATION OF NET ASSET VALUE ...........................................  XX
TAXES ......................................................................  XX
FUND TRANSACTIONS ..........................................................  XX
PORTFOLIO HOLIDNGS .........................................................  XX
DESCRIPTION OF SHARES ......................................................  XX
SHAREHOLDER LIABILITY ......................................................  XX
LIMITATION OF TRUSTEES' LIABILITY ..........................................  XX
CODES OF ETHICS ............................................................  XX
PROXY VOTING ...............................................................  XX
5% AND 25% SHAREHOLDERS ....................................................  XX
APPENDIX A -- DESCRIPTION OF RATINGS ....................................... A-1
APPENDIX B -- ADVISER PROXY VOTING POLICIES AND PROCEDURES ................. B-1

February 1, 2011                                                 HHF-SX-003-0100

THE FUNDS AND THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing the prospectus, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in the following classes: Trust Class Shares and Class A Shares. The different classes provide for variations in certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectus. For more information on shareholder servicing and distribution expenses, see the "Distributor" and "Shareholder Services." Each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares."

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate each Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under the SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover may include the futures contracts in which a Fund may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

NON-DIVERSIFICATION. Each Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of a Fund may be invested in obligations of a limited number of issuers. The value of the shares of a Fund may be more susceptible to any single economic, political or regulatory occurrence that the shares of a diversified investment company would be. Each Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that a Fund be diversified (i.e., that it will not invest more than 5% of its assets in the securities of any one issuer) with respect to 50% of its assets.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices discussed of the Funds and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund's investment objective and permitted by a Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") - ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders.
With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequency is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS -- The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company ("SEI") or its subsidiaries or affiliates. However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations finance the shipment and storage of goods and furnish dollar exchange through the use of bankers' acceptances. Maturities are generally six months or less.

BANK INVESTMENT CONTRACTS -- BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest-bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

DERIVATIVES -- Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (collateralized mortgage obligations, real estate mortgage investment conduits, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this "Description of Permitted Investments" and "General Investment Policies and Risk Factors" for discussion of these various instruments.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EXCHANGE-TRADED FUNDS. The Funds may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, it may be more costly to own an ETF than to own the underlying securities directly.

FIXED INCOME SECURITIES -- Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) issuers. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the issuer of these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A -Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

FOREIGN SECURITIES -- Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. Consistent with its investment strategies, the Fund can invest in foreign securities in a number of ways:

     o It can invest directly in foreign securities denominated in a foreign currency;

     o It can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     o    It can invest in investment funds.

TYPES OF FOREIGN SECURITIES:

INVESTMENT FUNDS -- Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS -- Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self- sufficiency, budget deficits and national debt;

     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION -- There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Fund's investment managers anticipate that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     o are generally more volatile than, and not as developed or efficient as, those in the United States;

     o    have substantially less volume;

     o trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK -- While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES -- Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodity Futures Trading Commission (the "CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (the "CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule
4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account consisting of cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not hold more than 15% of its net assets in illiquid securities.

TAXABLE MONEY MARKET SECURITIES -- Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with an original maturity of one year or less issued by corporations; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

With respect to the Funds, money market securities are considered to include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at the time of purchase A-2 or higher by Standard & Poor's ("S&P") or P2 or higher by Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper; and other long-and short-term debt instruments which are rated at the time of purchase A-2 or higher by S&P or P2 or higher by Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity, and have a long-term rating of BBB\Baa by S&P and Moody's, respectively.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include, but are not limited to, conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life would be a security's actual average life. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES -- These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as are GNMA certificates, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

PRIVATE PASS-THROUGH SECURITIES -- These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations and real estate mortgage investment conduits, that are rated in one of the top three rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") -- CMOs are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") -- A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Treasury.

REITS -- A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs.
 Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs and could cause the total loss of investment. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

MUNICIPAL LEASES -- Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES -- Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds.

General obligation bonds and revenue bonds are debt instruments issued by states and local governments to raise funds for public works. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 by Standard & Poor's Rating Service ("S&P") or Prime-2 by Moody's Investors Services ("Moody's") at the time of investment or which are of equivalent quality as determined by the Adviser.

Other types of tax-exempt instruments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. Each Fund's investment managers will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond ratings in the Appendix or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. Each Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. Each Fund would limit its put transactions to institutions which Each Fund's investment managers believes present minimum credit risks, and each Fund's investment managers would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

The Funds also may invest in municipal securities that are rated below investment grade. For a description of below investment grade securities and the risks associated with such investments, see "Fixed Income Securities" above.

GENERAL CONSIDERATIONS RELATING TO STATE SPECIFIC MUNICIPAL SECURITIES -- With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the state's legislature in regards to the state's personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of the state's municipal securities for investment by a Fund and the value of a Fund's investments.

SPECIAL CONSIDERATIONS RELATING TO LOUISIANA MUNICIPAL SECURITIES -- The Louisiana Tax-Free Income Fund may invest primarily in securities issued by Louisiana and its municipalities, and as a result are more vulnerable to unfavorable developments in Louisiana than funds that invest a lesser percentage of their assets in such securities. The ability of issuers to pay interest on, and repay principal of, Louisiana municipal securities may be affected by: (1) the general financial condition of the State of Louisiana and factors affecting the economy of the state, as discussed below; (2) amendments to the Louisiana Constitution and related statutes that limit the taxing and spending authority of Louisiana government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Louisiana laws and regulations.

Louisiana's economy is led by tourism, petrochemicals and retail trade. Ports and shipping are key sectors of the state's economy. Louisiana's economy is in recovery after the recent economic downturn, with its unemployment rate at 7.2%, as compared to the 9.5% national average, in July 2010. The recovery ahead of the national average has been attributed primarily to the rebuilding efforts following Hurricanes Katrina and Rita in 2005. However, Louisiana's economic growth is projected to lag the nation over the long-term due to the lack of dynamic industries.

The economy of the city of New Orleans continues to recover in the aftermath of Hurricane Katrina. City officials expect that New Orleans will reach self-sufficiency in 2010, after having to rely upon federal and state support to balance its budget. The city's general obligation debt rating has been restored to investment grade by both Moody's (A3) and Standard & Poor's (BBB). Although the city is recovering, economic indicators have not fully reached pre-Katrina levels, and it is unclear when and if the city's economy will return to pre-Katrina levels.

In addition, the offshore oil spill that occurred in April 2010 in the Gulf of Mexico, the largest in U.S. history, has adversely impacted Louisiana's fishing and tourism industries. and could disrupt the state's petrochemical industry. It is estimated that approximately half of the State's employment is connected in some way to the petrochemical industry. The extent of the environmental and economic damage caused by the oil spill is unknown at this time.

As mandated by the Louisiana Constitution, all state revenues, exclusive of a few exceptions, are deposited in the Bond Security and Redemption Fund. Louisiana's State general obligation bonds have a first lien on moneys in this fund. Following the provisions for payment of debt service, monies in this fund may then be transferred to other funds, including the General Fund. In addition to New Orleans, numerous other local governments suffered disruptions to their economies and tax bases due to the storms. The State established a $400 million program to assist these communities in meeting their debt service obligations. Whether this amount is sufficient to meet all future debt service needs is unknown at this time. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact this revenue stream.

SPECIAL CONSIDERATIONS RELATING TO MISSISSIPPI MUNICIPAL SECURITIES -- The Mississippi Tax-Free Income Fund may invest primarily in securities issued by Mississippi and its municipalities, and as a result are more vulnerable to unfavorable developments in Mississippi than funds that invest a lesser percentage of their assets in such securities. The ability of issuers to pay interest on, and repay principal of, Mississippi municipal securities may be affected by: (1) the general financial condition of the State of Mississippi and factors affecting the economy of the state, as discussed below; (2) amendments to the Mississippi Constitution and related statutes that limit the taxing and spending authority of Mississippi government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Mississippi laws and regulations.

Mississippi's economy relies heavily on the manufacturing, gaming and service industries and is sensitive to trends in those industries. Its economy has been adversely affected by the national economic crisis and the extent to which the offshore oil spill in the Gulf of Mexico will disrupt Mississippi's economy is undetermined at this time. Areas of the state that may be particularly impacted are coastal counties, which account for about 15% of the state's employment and population. While the coastal counties have continued to recover from the effects of Hurricane Katrina, recovery has been stalled due to the nationwide recession and the increase in the cost and availability of property insurance. Employment in coastal areas were briefly above pre-Katrina levels in 2008, but has dropped back since. Manufacturing employment in coastal areas were at the same level in July 2010 as in the previous year, while leisure and hospitality employment in certain coastal areas was 3% less than the previous year, due to the reduction of tourist trade caused in part by the oil spill. The oil spill may also impact, among other things, coastal areas whose tax structures or bond securities are dependent upon tourism or commercial fishing activity as well as property values in those areas.

Mississippi's economy is showing signs of recovery, albeit slow: retail sales have been rising, gaming revenues are improving, the rate of job loss is slowing and the value of residential building permits issued has largely stabilized. Tax revenue receipts of the General Fund, the chief operating fund of the state, have recently been above the amounts from the prior year. Certain state projects are expected to bolster the state's economy, including the construction of an automotive plant and a natural gas pipeline. Gaming revenue taxes provide the state with one of its largest sources of tax revenue and a drop-off in gaming revenues appears to be ending. In 2009, gross gaming revenues were down 9% from 2008 while gross revenues for summer 2010 were down only 0.6% compared to the previous year.

The Mississippi Constitution mandates that the amount of bonded indebtedness that may be incurred by the state or any of its direct agencies is limited to an amount equal to one and one-half times the sum of all revenue collected by the state during any one of the preceding four fiscal years, whichever year may be higher. All state indebtedness, which includes short- and long-term indebtedness, self-supporting general obligation bonds, highway bonds and other types of indebtedness, must be authorized by legislation governing the specific programs or projects to be financed.

PARTICIPATION INTERESTS -- Participation interests are interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax.

OPTIONS -- Put and call options for various securities and indices are traded on national securities exchanges. As is consistent with a Fund's investment objectives, options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund may engage in option transactions as hedging transactions, there are risks associated with such investments, including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Any Fund that writes call options will write only covered call options.

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As is consistent with a Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment purposes. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent that it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SECURITIES LENDING --Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying a Fund's expenses. Unless an exception is available,
Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Claymore, Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Funds may invest in the ETFs in excess of the 3% limit described above, provided that the Funds otherwise comply with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

SHORT SALES -- Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

     o    Take advantage of an anticipated decline in prices.

     o    Protect a profit in a security it already owns.

A Fund may lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund may profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

To borrow the security, a Fund may be required to pay a premium, which would increase the cost of the security sold. The Fund will also incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

SHORT SALES AGAINST THE BOX - In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to a Fund.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") -- STRIPs are component parts of U.S. Treasury securities traded through the federal book-entry system. The Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of a Fund.

SHORT-TERM OBLIGATIONS OF STATE AND LOCAL GOVERNMENT ISSUERS -- The Funds may, when deemed appropriate by the Adviser and in light of each Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

SWAPS, CAPS, FLOORS AND COLLARS -- Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities that a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and its share price and yield.

STANDBY COMMITMENTS -- Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Funds may enter into standby commitments only with those dealers whose credit the Adviser believes to be of high quality.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS -- U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. government, including, but not limited to, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, but not limited to, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES -- Any guarantee by the U.S. government of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. TREASURY OBLIGATIONS -- The Funds may invest in U.S. Treasury obligations which consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPs.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate.

ZERO COUPON SECURITIES -- STRIPS and Receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). Zero coupon securities are sold at a (unusually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, these market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See also "Taxes."

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies. Fundamental policies cannot be changed without the approval by the vote of a majority of the outstanding shares of a Fund. The phrase "majority of the outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Further,

6. The Louisiana Tax-Free Income Fund may not change its investment strategy to invest at least 80% of its net assets in municipal bonds that pay interest that is exempt from federal and Louisiana income tax.

7. The Mississippi Tax-Free Income Fund may not change its investment strategy to invest at least 80% of its net assets in municipal bonds that pay interest that is exempt from federal and Mississippi income tax.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC staff has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions. Each Fund may, at any time, invest more than 25% of its assets in securities issued by the Federal government or its agencies and instrumentalities, and/or state governments and their political sub-divisions, as the SEC Staff does not consider such entities to be the members of any industry. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. Thus, issuers of such obligations are subject to the Funds' concentration policy above.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds' current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

1. Hold illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitation as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules or regulations.

THE ADVISER, TRANSFER AGENT AND CUSTODIANS

ADVISORY SERVICES. Horizon Advisers provides investment management services, personal trust, employee benefit, corporate trust and wealth management services. As of March 31, 2010, Horizon Advisers employed approximately 10 people and managed approximately $926 million in assets. The Adviser is an unincorporated division of Hancock Bank and is a part of Hancock Bank's Trust Department. Hancock Bank is a wholly-owned subsidiary of Hancock Holding Company, a bank holding company headquartered in Gulfport, Mississippi. Hancock Bank's banking activities date to 1899 when Hancock Bank opened its doors in Bay St. Louis with a capitalization of $10,000. As of March 31, 2010, Hancock Bank had total consolidated assets of approximately $8.6 billion and operated 150 banking offices. It offers commercial, consumer and mortgage loans and deposit services, as well as trust and fiduciary services, to individuals and middle market businesses in its respective market areas. The Adviser and Hancock Bank are responsible for the management of approximately $2.6 billion.

The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in their management activities.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") dated May 31, 2000, as amended and restated as of May 21, 2001, with respect to the Funds. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under this Agreement.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act).

For its services, each Fund pays the Adviser a fee calculated at an annual rate of 0.60% of its average daily net assets. The Funds' Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding until May 31, 2012:

-----------------------------------------------------------
FUND                            TRUST CLASS        CLASS A
-----------------------------------------------------------
Louisiana Bond Fund                0.75%            1.00%
-----------------------------------------------------------
Mississippi Bond Fund              0.75%            1.00%
-----------------------------------------------------------

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the amounts listed in the tables above, to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period during which the agreement was in place.

The Adviser will not be required to bear expenses of any Fund of the Trust to an extent that would result in a Fund's inability to qualify as a regulated investment company (a "RIC") under provisions of the Internal Revenue Code of 1986, as amended.

TRANSFER AGENCY SERVICES. Hancock Bank also serves as the Funds' transfer agent ("Transfer Agent") under a Transfer Agency and Service Agreement dated May 31, 2000 and amended May 31, 2002. Hancock Bank receives an annual fee of $20,000 per class per Fund on the first ten classes and $17,500 per class for any additional classes under the Transfer Agency and Service Agreement.

CUSTODIAN SERVICES. Hancock Bank acts as custodian of the Funds. Hancock Bank holds cash, securities and other assets of the Trust as required by the 1940 Act. Under the Custody Agreement dated May 31, 2000, the Trust shall pay Hancock Bank at an annual rate, based on each Fund's average daily net assets, of 0.03%, subject to a minimum of $250 per month per Fund.

SHAREHOLDER SERVICES. The Funds and Hancock Bank have also entered into a shareholder servicing agreement pursuant to which Hancock Bank provides certain shareholder services to Class A shareholders (the "Service Plan"). Under the Service Plan, Hancock Bank may perform, or may compensate other service providers, including Hancock Investment Services, Inc., for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay Hancock Bank a fee at a rate of up to 0.25% annually of the average daily net assets of the Funds attributable to Class A Shares subject to the arrangement for provision of shareholder and administrative services. Hancock Bank may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

THE PORTFOLIO MANAGER

This section includes information about the Funds' portfolio manager, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

COMPENSATION. The Adviser compensates the Funds' portfolio manager for his management of the Funds. The Fund's portfolio manager's compensation consists of a base salary and a discretionary cash bonus, which is based on the percentile ranking of each Fund relative to its Lipper Classification's 1-, 3-and 5-year pre-tax performance history and new business. In addition, the parent company of the Adviser, Hancock Bank, may award stock options and restricted stock based on the portfolio manager's tenure and overall performance and the overall success of the Bank. The portfolio manager's base salary is determined at the time of employment and may increase throughout employment.

FUND SHARES OWNED BY PORTFOLIO MANAGER. The Funds are required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act"). Because the Funds are new, as of the date of this SAI, the portfolio manager did not beneficially own shares of the Funds.

OTHER ACCOUNTS. In addition to the Funds, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information provided below is as of August 31, 2010.

------------------------------------------------------------------------------------------------
                        REGISTERED
                  INVESTMENT COMPANIES             OTHER POOLED
                  (EXCLUDING THE FUNDS)        INVESTMENT VEHICLES          OTHER ACCOUNTS
                 ------------------------    -----------------------   ------------------------
                 NUMBER OF   TOTAL ASSETS    NUMBER OF  TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
     NAME        ACCOUNTS     (MILLIONS)     ACCOUNTS    (MILLIONS)     ACCOUNTS    (MILLIONS)
------------------------------------------------------------------------------------------------
Jeffery Tanguis     2           $606             0           $0           171          $554
------------------------------------------------------------------------------------------------

CONFLICTS OF INTERESTS. The portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts they manage are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund valuation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for each Fund whereby the Administrator provides certain shareholder services to the Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

         -------------------------------------------------------------
               FEE (AS A PERCENTAGE OF
         AGGREGATE AVERAGE ANNUAL ASSETS)       AGGREGATE TRUST ASSETS
         -------------------------------------------------------------
                      0.125%                     First $350 million
         -------------------------------------------------------------
                      0.10%                      Next $400 million
         -------------------------------------------------------------
                      0.08%                      Next $750 million
         -------------------------------------------------------------

The foregoing fee is subject to a minimum annual fee of $400,000, subject to the following qualifications:

o For each Fund opened hereafter, the minimum annual fee will be increased by $75,000; and

o For each additional class of shares of a Fund established after the initial three (3) classes of shares per Fund, the minimum annual fee will be increased by $10,000.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

DEALER REALLOWANCES. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

------------------------------------------------------------------------------------------------
                                  DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                       -------------------------------------------------------------------------
                                 $50,000                   $250,000    $500,000
       FUND              LESS    BUT LESS      $100,000    BUT LESS    BUT LESS
                         THAN      THAN     BUT LESS THAN    THAN        THAN       $1,000,000
                       $50,000   $100,000      $250,000    $500,000   $1,000,000    AND OVER(1)
------------------------------------------------------------------------------------------------
Louisiana Bond Fund     4.00%     3.25%         2.50%        1.75%       1.50%         None
------------------------------------------------------------------------------------------------
Mississippi Bond Fund   4.00%     3.25%         2.50%        1.75%       1.50%         None
------------------------------------------------------------------------------------------------

(1) If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to the following deferred sales charges if you redeem your shares within 18 months of purchase: 0.75% on a purchase of $1,000,000 but less than $4,000,000 of Class A Shares; 0.50% on a purchase of $4,000,000 but less than $50 million of Class A Shares; and 0.25% on a purchase of Class A Shares over $50 million.

Dealers that are reallowed the entire amount of the sales charge may be deemed to be underwriters within the meaning of the 1933 Act for the purposes of assessing civil liability.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser, and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

SHAREHOLDER SERVICES

The Funds have entered into shareholder servicing agreements with third-party service providers (including Hancock Bank as described above under "The Adviser, Transfer Agent and Custodian") pursuant to which the service providers provide certain shareholder services to Class A shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay service providers a fee at a rate of up to a maximum of 0.25% annually of the average daily net assets of the Funds attributable to Class A Shares, respectively, subject to the arrangement for provision of shareholder and administrative services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as independent registered public accounting firm for the Funds. Ernst & Young LLP performs annual audits of the Funds' financial statements and provides other audit-related services.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time certain of the Fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund's Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the Adviser and other service providers such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser's adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds' investments, including, for example, portfolio holdings schedules and reports on the Adviser's use of derivatives in managing the Funds, if any, as well as reports on the Funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through the Funds' Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates communication between the independent Trustees and management, and among the independent Trustees; serves as a key point person for dealings between the independent Trustees and management; and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Robert Nesher                 Chairman of      SEI employee 1974 to           Trustee of The Advisors' Inner Circle Fund,
(08/17/46)                    the Board of     present; currently performs    Bishop Street Funds, SEI Daily Income Trust,
                              Trustees(1)      various services on behalf     SEI Institutional International Trust, SEI
                              (since 1991)     of SEI Investments for         Institutional Investments Trust, SEI
                                               which Mr. Nesher is            Institutional Managed Trust, SEI Liquid
                                               compensated. President and     Asset Trust, SEI Asset Allocation Trust and
                                               Director of SEI Opportunity    SEI Tax Exempt Trust. President and Director
                                               Fund, L.P. and SEI             of SEI Opportunity Fund, L.P. and SEI
                                               Structured Credit Fund, LP.    Structured Credit Fund, L.P. Director of SEI
                                               President and Chief            Global Master Fund plc, SEI Global Asset Fund
                                               Executive Officer of SEI       plc, SEI Global Investments Fund plc, SEI
                                               Alpha Strategy Portfolios,     Investments -- Global Funds Services, Limited,
                                               LP, June 2007 to present.      SEI Investments Global, Limited, SEI Investments
                                                                              (Europe) Ltd., SEI Investments -- Unit Trust
                                                                              Management (UK) Limited, SEI Multi-Strategy
                                                                              Funds PLC, SEI Global Nominee Ltd. and SEI
                                                                              Alpha Stragegy Portfolios, L.P.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
William M. Doran              Trustee(1)       Self-Employed Consultant       Trustee of The Advisors' Inner Circle Fund,
(05/26/40)                    (since 1992)     since 2003. Partner at         Bishop Street Funds, SEI Daily Income Trust,
                                               Morgan, Lewis & Bockius LLP    SEI Institutional International Trust, SEI
                                               (law firm) from 1976 to        Institutional Investments Trust, SEI
                                               2003. Counsel to the           Institutional Managed Trust, SEI Liquid
                                               Trust, SEI Investments, SIMC,  Asset Trust, SEI Asset Allocation Trust
                                               the Administrator and the      and SEI Tax Exempt Trust. Director of SEI
                                               Distributor.                   Alpha Strategy Portfolios, LP. Director
                                                                              of SEI Investments (Europe), Limited,
                                                                              SEI Investments--Global Funds Services,
                                                                              Limited, SEI Investments Global, Limited, SEI
                                                                              Investments (Asia), Limited and SEI Asset
                                                                              Korea Co., Ltd. Director of the Distributor
                                                                              since 2003.
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom            Trustee          Self-Employed Business         Trustee of The Advisors' Inner Circle Fund
(08/20/34)                    (since 2005)     Consultant, Business           and Bishop Street Funds; Director of Oregon
                                               Projects Inc.                  Transfer Co.
                                               since 1997.
----------------------------------------------------------------------------------------------------------------------------
John K. Darr                  Trustee          Retired. CEO, Office of        Trustee of The Advisors' Inner Circle Fund
(08/17/44)                    (since 2008)     Finance, Federal Home Loan     and Bishop Street Funds, Director of Federal
                                               Bank, from 1992 to 2007.       Home Loan Bank of Pittsburgh and Manna, Inc.
                                                                              (non-profit developer of affordable housing
                                                                              for ownership).
----------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson           Trustee          Retired. Private investor      Trustee of The Advisors' Inner Circle Fund,
(03/01/42)                    (since 2005)     since 1994.                    Bishop Street Funds, SEI Asset Allocation
                                                                              Trust, SEI Daily Income Trust, SEI Institutional
                                                                              International Trust, SEI Institutional Managed
                                                                              Trust, SEI Institutional Investments Trust,
                                                                              SEI Liquid Asset Trust, SEI Tax Exempt Trust
                                                                              and SEI Alpha Strategy Portfolios, LP. Director,
                                                                              Federal Agricultural Mortgage Corporation
                                                                              (Farmer Mac) since 1997.
----------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian            Trustee          Vice President, Compliance,    Trustee of The Advisors' Inner Circle Fund
(01/23/43)                    (since 2005)     AARP Financial Inc. from       and Bishop Street Funds.
                                               2008 to 2010. Self-Employed
                                               Legal and Financial Services
                                               Consultant since 2003.
                                               Counsel (in-house) for
                                               State Street Bank from 1995
                                               to 2003.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
James M. Storey               Trustee          Attorney, Solo Practitioner    Trustee/Director of The Advisors' Inner
(04/12/31)                    (since 1994)     since 1994.                    Circle Fund, Bishop Street Funds, U.S.
                                                                              Charitable Gift Trust, SEI Daily Income
                                                                              Trust, SEI Institutional International Trust,
                                                                              SEI Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid Asset
                                                                              Trust, SEI Asset Allocation Trust, SEI Tax
                                                                              Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                              L.P.
----------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.       Trustee          Self-employed Consultant,      Trustee/Director of State Street Navigator
(11/13/42)                    (since 1999)     Newfound Consultants Inc.      Securities Lending Trust, The Advisors'
                                               since April 1997.              Inner Circle Fund, Bishop Street Funds, SEI
                                                                              Opportunity Fund, L.P., SEI Structured
                                                                              Credit Fund, LP, SEI Daily Income Trust, SEI
                                                                              Institutional International Trust, SEI
                                                                              Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid
                                                                              Asset Trust, SEI Asset Allocation Trust, SEI
                                                                              Tax Exempt Trust and SEI Alpha Strategy
                                                                              Portfolios, LP; member of the independent
                                                                              review committee for SEI's Canadian-registered
                                                                              mutual funds.
----------------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Carlbom should serve as Trustee because of the business experience he gained as President and CEO of a large distribution cooperative and Chairman of a consulting company, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Funds since 2005.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2008.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as President and founder of an investment management firm, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1994.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

BOARD COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each Fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit; reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each Fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund's financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 5 times during the most recently completed fiscal year.

O FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 16 times during the most recently completed fiscal year.

O GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey, and Sullivan currently serve as members of the Governance Committee. The Governance Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

-------------------------------------------------------------------------------------------
                                                                  AGGREGATE DOLLAR RANGE OF
                                                                    SHARES (ALL FUNDS IN
    NAME              DOLLAR RANGE OF FUND SHARES (FUND)(1)        THE FUND COMPLEX)(2,3)
-------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------
    Nesher                           None                                   None
-------------------------------------------------------------------------------------------
    Doran                            None                                   None
-------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------
  Carlbom                           $XX                                     $XX
-------------------------------------------------------------------------------------------
    Darr                            $XX                                     $XX
-------------------------------------------------------------------------------------------
  Johnson                           $XX                                     $XX
-------------------------------------------------------------------------------------------
 Krikorian                          $XX                                     $XX
-------------------------------------------------------------------------------------------
   Storey                           $XX                                     $XX
-------------------------------------------------------------------------------------------
  Sullivan                          $XX                                     $XX
-------------------------------------------------------------------------------------------

(1) Because the Funds are new, as of the date of this SAI, none of the Trustees owned shares of either Fund.

(2)  Valuation date is December 31, 2009.

(3)  The Trust is the only investment company in the "Fund Complex."

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

-----------------------------------------------------------------------------------------------------------
                                    PENSION OR RETIREMENT    ESTIMATED ANNUAL
                     AGGREGATE    BENEFITS ACCRUED AS PART    BENEFITS UPON      TOTAL COMPENSATION FROM THE
NAME               COMPENSATION        OF FUND EXPENSES         RETIREMENT         TRUST AND FUND COMPLEX(1)
-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------
Doran                  $0                  n/a                     n/a          $0 for service on (1) board
-----------------------------------------------------------------------------------------------------------
Nesher                 $0                  n/a                     n/a          $0 for service on (1) board
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Carlbom               $XX                  n/a                     n/a          $XX for service on (1) board
-----------------------------------------------------------------------------------------------------------
Darr                  $XX                  n/a                     n/a          $XX for service on (1) board
-----------------------------------------------------------------------------------------------------------
Johnson               $XX                  n/a                     n/a          $XX for service on (1) board
-----------------------------------------------------------------------------------------------------------
Krikorian             $XX                  n/a                     n/a          $XX for service on (1) board
-----------------------------------------------------------------------------------------------------------
Storey                $XX                  n/a                     n/a          $XX for service on (1) board
-----------------------------------------------------------------------------------------------------------
Sullivan              $XX                  n/a                     n/a          $XX for service on (1) board
-----------------------------------------------------------------------------------------------------------

(1)  The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as the Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

------------------------------------------------------------------------------------------
                 POSITION WITH                                               OTHER
NAME AND         TRUST AND LENGTH                                            DIRECTORSHIPS
DATE OF BIRTH    OF TERM           PRINCIPAL OCCUPATIONS IN PAST 5 YEARS     HELD
------------------------------------------------------------------------------------------
Philip T.        President         Managing Director of SEI Investments      None.
Masterson        (since 2008)      since 2006. Vice President and Assistant
(03/12/64)                         Secretary of the Administrator from 2004
                                   to 2006. General Counsel of Citco
                                   Mutual Fund Services from 2003 to
                                   2004. Vice President and Associate
                                   Counsel for the Oppenheimer Funds
                                   from 2001 to 2003.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                 POSITION WITH                                               OTHER
NAME AND         TRUST AND LENGTH                                            DIRECTORSHIPS
DATE OF BIRTH    OF TERM           PRINCIPAL OCCUPATIONS IN PAST 5 YEARS     HELD
------------------------------------------------------------------------------------------
Michael Lawson   Treasurer,        Director, SEI Investments, Fund           None.
(10/08/60)       Controller and    Accounting since July 2005. Manager,
                 Chief Financial   SEI Investments, Fund Accounting at
                 Officer           SEI Investments AVP from April 1995 to
                 (since 2005)      February 1998 and November 1998 to
                                   July 2005.
------------------------------------------------------------------------------------------
Russell Emery    Chief Compliance  Chief Compliance Officer of SEI           None.
(12/18/62)       Officer           Structured Credit Fund, LP and SEI
                 (since 2006)      Alpha Strategy Portfolios, LP since June
                                   2007. Chief Compliance Officer of SEI
                                   Opportunity Fund, L.P., SEI Institutional
                                   Managed Trust, SEI Asset Allocation
                                   Trust, SEI Institutional International
                                   Trust, SEI Institutional Investments
                                   Trust, SEI Daily Income Trust, SEI
                                   Liquid Asset Trust and SEI Tax Exempt
                                   Trust since March 2006. Director of
                                   Investment Product Management and
                                   Development, SEI Investments, since
                                   February 2003; Senior Investment
                                   Analyst -- Equity Team, SEI Investments,
                                   from March 2000 to February 2003.
------------------------------------------------------------------------------------------
Carolyn Mead     Vice President    Counsel at SEI Investments since 2007.    None.
(07/08/57)       and Assistant     Associate at Stradley, Ronon, Stevens &
                 Secretary         Young from 2004 to 2007. Counsel at
                 (since 2007)      ING Variable Annuities from 1999 to
                                   2002.
------------------------------------------------------------------------------------------
Timothy D.       Vice President    General Counsel and Secretary of SIMC     None.
Barto            and Assistant     and the Administrator since 2004. Vice
(03/28/68)       Secretary         President of SIMC and the Administrator
                 (since 1999)      since 1999. Vice President and Assistant
                                   Secretary of SEI Investments since 2001.
                                   Assistant Secretary of SIMC, the
                                   Administrator and the Distributor, and
                                   Vice President of the Distributor from
                                   1999 to 2003.
------------------------------------------------------------------------------------------
James Ndiaye     Vice President    Vice President and Assistant Secretary of None.
(09/11/68)       and Assistant     SIMC since 2005. Vice President at
                 Secretary         Deutsche Asset Management from 2003
                 (since 2004)      to 2004. Associate at Morgan, Lewis &
                                   Bockius LLP from 2000 to 2003.
------------------------------------------------------------------------------------------
Joseph Gallo     Vice President    Counsel at SEI Investments since 2007.    None.
(04/29/73)       and Secretary     Associate Counsel at ICMA--RC from
                 (since 2007)      2004 to 2007. Assistant Secretary of The
                                   VantageTrust Company in 2007.
                                   Assistant Secretary of The Vantagepoint
                                   Funds from 2006 to 2007.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                 POSITION WITH                                               OTHER
NAME AND         TRUST AND LENGTH                                            DIRECTORSHIPS
DATE OF BIRTH    OF TERM           PRINCIPAL OCCUPATIONS IN PAST 5 YEARS     HELD
------------------------------------------------------------------------------------------
Andrew S.        AML Officer       Compliance Officer and Product            None.
Decker           (since 2008)      Manager of SEI Investments since 2005.
(08/22/63)                         Vice President of Old Mutual Capital
                                   from 2000 to 2005.
------------------------------------------------------------------------------------------
Michael Beattie  Vice President    Director of Client Service at SEI since   None.
(03/13/65)       (since 2009)      2004.
------------------------------------------------------------------------------------------
Keri Rohn        Privacy Officer   Compliance Officer at SEI Investments     None.
(8/24/80)        (since 2009)      since 2003.
------------------------------------------------------------------------------------------

PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange ("NYSE") and Hancock Bank are open for business (a "Business Day"). Shares of the Funds are offered on a continuous basis. Currently, the Funds are closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, the Tuesday before Ash Wednesday ("Mardi Gras"), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

REDEEMING SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits a Fund to make in-kind redemptions to those shareholders of the Fund that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

Each Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. Each Fund also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business. Each Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. Each Fund also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Trading takes place in various markets on days that are not Business Days and the Funds' net asset values are not calculated. As a result, events affecting the values of the Funds' securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Funds' calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41) of, and Rule 2a-4 under, the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available or determined to not represent the fair value of the security as of a Funds pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting a Fund and its shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships (the "90% Test"); (ii) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates (and, to the extent applicable, corporate alternative minimum tax) without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends or as qualified dividend income to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders or, in the case of qualified dividend income, for reduced tax rates for individual taxpayers. In addition, a Fund could be required to recognize gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

The Funds intend to invest primarily in municipal obligations from a particular state and to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Because the Funds invest primarily in municipal obligations from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. However, income from municipal obligations of a state other than the shareholder's state of residence generally will not be exempt from state income tax for such shareholder. Insurance proceeds received by the Funds under any insurance policies in respect of scheduled interest payments on defaulted municipal obligations will generally be excludable from federal gross income under
Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on nonappropriation lease obligations will be excludable from gross income for federal income tax purposes.

Although the Funds do not seek to realize taxable income or capital gains, a Fund may derive capital gains and losses in connection with its normal investment activities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions by a Fund of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund) or as qualified dividend income to the extent that the Fund receives qualified dividend income. The Funds do not expect to receive a material amount of qualified dividend income, if any.

A Fund will inform you of the amount of your tax-exempt income, ordinary income dividends, qualified dividend income, and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Absent further legislation, long-term capital gains will be taxable at a 20% tax rate (18% for assets held for more than 5 years) for taxable years beginning after December 31, 2010.

Beginning in 2013, for U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on "net investment income", including interest, dividends, and capital gains.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," these Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisors before investing in a Fund.

Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain municipal obligations that meet the definition of private activity bonds under the Code is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that the Funds receive income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of the Fund's income attributable to municipal obligations required to be included in calculating the federal alternative minimum tax.

In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all municipal obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

Tax-exempt income, including exempt-interest dividends paid by the Funds, are taken into account in determining whether a portion of such Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds for the interest on such bonds to be exempt-interest under the Code. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to regular federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

With respect to investments in STRIPs, TRs, TIGRs, CATs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a municipal security at a market discount, any gain realized by the Fund upon sale or redemption of the municipal security will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 28% of any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has not certified to that Fund that such shareholder is not subject to backup withholding; or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

Non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.

FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE TAXES. The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify as RICs and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. However, income from municipal obligations of a state other than the shareholder's state of residence generally will not exempt from state income tax for such shareholder. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes.

The tax discussion summarizes general state and local tax laws which are currently in effect and which are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FACTORS PERTAINING TO LOUISIANA. The following is a general, abbreviated summary of certain provisions of the applicable Louisiana tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Hancock Horizon Tax-Free Louisiana Bond Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive.

The following is based on the assumptions that the Hancock Horizon Tax-Free Louisiana Bond Fund will qualify under Subchapter M of the Code as a RIC, that it will satisfy the conditions which will cause its distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to its shareholders.

The Hancock Horizon Tax-Free Louisiana Bond Fund will be subject to the Louisiana corporate franchise tax and corporate income tax only if it has a sufficient nexus with Louisiana. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

Distributions by the Hancock Horizon Tax-Free Louisiana Bond Fund that are attributable to interest on any obligation of Louisiana and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Louisiana personal income tax or the Louisiana corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Louisiana personal and corporate income taxes.

Gain on the sale, exchange, or other disposition of shares of the Hancock Horizon Tax-Free Louisiana Bond Fund will be subject to the Louisiana personal and corporate income taxes. Shares of the Hancock Horizon Tax-Free Louisiana Bond Fund may be subject to the Louisiana inheritance tax and the Louisiana estate tax if held by a Louisiana decedent at the time of death.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning Louisiana tax matters.

FACTORS PERTAINING TO MISSISSIPPI. The following is a general, abbreviated summary of certain provisions of the applicable Mississippi tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Hancock Horizon Tax-Free Mississippi Bond Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive.

The following is based on the assumptions that the Hancock Horizon Tax-Free Mississippi Bond Fund will qualify under Subchapter M of the Code as a RIC, that it will satisfy the conditions which will cause its distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to its shareholders.

The Hancock Horizon Tax-Free Mississippi Bond Fund will be subject to the Mississippi corporate franchise tax and corporate income tax only if it has a sufficient nexus with Mississippi. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

Distributions by the Hancock Horizon Tax-Free Mississippi Bond Fund that are attributable to interest on any obligation of Mississippi and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Mississippi personal income tax or the Mississippi corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Mississippi personal and corporate income taxes.

Gain on the sale, exchange, or other disposition of shares of the Hancock Horizon Tax-Free Mississippi Bond Fund will be subject to the Mississippi personal and corporate income taxes. Shares of the Hancock Horizon Tax-Free Mississippi Bond Fund may be subject to the Mississippi estate tax if held by a Mississippi decedent at the time of death.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning Mississippi tax matters.

EFFECT OF FUTURE LEGISLATION. The foregoing general discussion of the federal income tax consequences is based on the Code and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may have a retroactive effect with respect to the transactions contemplated herein. You are urged to consult your tax advisers as to the federal, foreign, state and local tax consequences affecting your investment in any Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. Because the Funds are new, as of the date of this SAI, the Funds do not hold any securities of "regular brokers and dealers."

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer and Fund portfolio manager(s) (the "Authorized Persons") to dually authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Persons report quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Funds will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its semi-annual and annual reports which are distributed to Fund shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in semi-annual and annual reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Funds include only a Summary Schedule rather than a complete schedule of investments in its semi-annual and annual reports, its Form N-CSR will be available without charge, upon request, by calling 1-800-990-2434.

The Fund generally posts on the internet at http://aicfundholdings.com/horizon, a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Fund's investment adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on the internet at http://aicfundholdings.com/horizon, the 10 largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. The postings generally remain until replaced by new postings as described above.

The information on the Funds' website is publicly available.

The Funds' policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law: (i) required to maintain the confidentiality of the information; and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. The Funds will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

In addition, the Funds' service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds' service providers that would prohibit them from disclosing or trading on the Funds' non-public information. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODE OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will each vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B and Appendix C to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually each Fund's complete proxy voting records on Form N-PX. The Funds' proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-990-2434 or by writing to the Funds at Hancock Horizon Funds, 2600 Citiplace Drive, Suite 100, Baton Rouge, Louisiana 70808. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

5% AND 25% SHAREHOLDERS

Because the Funds are new, as of the date of this SAI, the Funds do not have any beneficial owners to report.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term Municipal Securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                   APPENDIX B

                      HORIZON ADVISERS PROXY VOTING POLICY

                             PROXY VOTING POLICIES

                           I. THE BOARD OF DIRECTORS

A. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, examining the following factors:

o    long-term corporate performance record relative to a market index;

o    composition of board and key board committees;

o    nominee's attendance at meetings (past two years);

o    nominee's investment in the company;

o    whether a retired CEO sits on the board; and

o    whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

o    corporate governance provisions and takeover activity;

o    board decisions regarding executive pay;

o    director compensation;

o    number of other board seats by nominee; and

o    interlocking directorships.

B. CHAIRMAN AND CEO IS THE SAME PERSON

We vote on a CASE-BY-CASE basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C. MAJORITY OF INDEPENDENT DIRECTORS

Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a CASE-BY-CASE basis.

We vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D. STOCK OWNERSHIP REQUIREMENTS

We vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E. TERM OF OFFICE

We vote AGAINST shareholder proposals to limit the tenure of outside directors.

F. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

We vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and (2) only if the director's legal expenses would be covered.

G. CHARITABLE CONTRIBUTIONS

We vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

                               II. PROXY CONTESTS

A. VOTING FOR DIRECTOR NOMINEES IN CONTEST ELECTIONS

Votes in a contested election of directors are evaluated on a following factors: CASE-BY-CASE basis, considering the

o long-term financial performance of the target company relative to its industry;

o    management's track record;

o    background to the proxy contest;

o    qualifications of director nominees (both slates);

o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

o    stock ownership positions.

B. REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

                                 III. AUDITORS

RATIFYING AUDITORS

We vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

                           IV. PROXY CONTEST DEFENSES

A. BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.

B. SHAREHOLDER ABILITY TO REMOVE DIRECTORS

We vote AGAINST proposals that provide that directors may be removed only for cause.

We vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

C. CUMULATIVE VOTING

We vote AGAINST proposals to eliminate cumulative voting.

We vote FOR proposals to permit cumulative voting.

D. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

E. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

We vote AGAINST proposals to restrict or prohibit shareholder to take action by written consent.

We vote FOR proposals to allow or make easier shareholder action by written consent.

F. SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

We vote FOR proposals that seek to fix the size of the board.

We vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

                            V. TENDER OFFER DEFENSES

A. POISON PILLS

We vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review on a CASE-BY-CASE basis shareholder proposal to redeem a company's poison pill.

We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

B. FAIR PRICE PROVISIONS

We vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. GREENMAIL

We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. PALE GREENMAIL

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E. UNEQUAL VOTING RIGHTS

We vote AGAINST dual class exchange offers.

We vote AGAINST dual class recapitalizations.

F. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. WHITE SQUIRE PLACEMENTS

We vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

                    VI. MISCELLANEOUS GOVERNANCE PROVISIONS

A. CONFIDENTIAL VOTING

We vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follow: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We vote FOR management proposals to adopt confidential voting.

B. EQUAL ACCESS

We vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C. BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the package items. In instances when the joint effect of the conditioned items is not in shareholder's best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

D. SHAREHOLDER ADVISORY COMMITTEES

We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

                             VII. CAPITAL STRUCTURE

A. COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measures the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to an allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles, and within each quartile an "allowable increase" for company is set. The top quartile performers will have the largest allowable increase.

If the requested increase is greater than the "allowable increase", we will vote AGAINST the proposal.

B. REVERSE STOCK SPLITS

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. BLANK CHECK PREFERRED AUTHORIZATION

We vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, we will vote against the requested increase. If the company does have preferred shares outstanding, we will use the criteria set forth in Section VII A.

D. SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

We vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E. ADJUST PAR VALUE OF COMMON STOCK

We vote FOR management proposals to reduce the par value of common stock.

F. PREEMPTIVE RIGHTS

We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G. DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

o DILUTION -- How much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any further earnings be?

o CHANGE IN CONTROL -- Will the transaction result in a change in control of the company?

o BANKRUPTCY -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.

H. SHARE REPURCHASE PROGRAMS

We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

                   VIII. EXECUTIVE AND DIRECTOR COMPENSATION

In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a pay plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation along with the cash components of pay. We estimate the present value of all short- and long-term incentives, derivative awards, and cash/bonus compensation -- which enables us to assign a dollar value to the amount of potential shareholder wealth transfer.

Our vote is based, in part, on a comparison of company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution. Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.

Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

A. OBRA-RELATED  COMPENSATION PROPOSALS

o    Amendments that Place a Cap on Annual Grant or Amend Administrative
     Features

     Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o    Amendments to Added Performance-Based Goals

     Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o    Amendments to Increase Shares and Retain Tax Deductions Under OBRA

     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

o    Approval of Cash or Cash-and-Stock Bonus Plans

     Vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

B. SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTORS PAY

We review on a CASE-BY-CASE basis all shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

C. GOLDEN AND TIN PARACHUTES

We vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

D. EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

We vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

E. 401(K) EMPLOYEE BENEFIT PLANS

We vote FOR proposals to implement a 401(k) savings plan for employees.

                           IX. STATE OF INCORPORATION

A. VOTING ON STATE TAKEOVER STATUES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).

B. VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                    X. MERGERS AND CORPORATE RESTRUCTURINGS

A. MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

     o    anticipated financial and operating benefits;

     o    offer price (cost vs. premium);

     o    prospects of the combined companies;

     o    how the deal was negotiated; and

     o changes in corporate governance and their impact on shareholder rights.

B. CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyout, spin-offs, liquidations and asset sales are considered on a CASE-BY-CASE basis.

C. SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus and managerial incentives.

D. ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. APPRAISAL RIGHTS

We vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

G. CHANGING CORPORATE NAME

We vote FOR changing the corporate name.

                            XI. MUTUAL FUND PROXIES

A. ELECTION OF TRUSTEES

We vote on trustee nominations on a CASE-BY-CASE basis.

B. INVESTMENT ADVISORY AGREEMENT

We vote on investment advisory agreements on a CASE-BY-CASE basis.

C. FUNDAMENTAL INVESTMENT RESTRICTIONS

We vote on amendments to a fund's fundamental investment restrictions on a CASE-BY-CASE basis.

D. DISTRIBUTION AGREEMENTS

We vote on distribution agreements on a CASE-BY-CASE basis.

                      XII. SOCIAL AND ENVIRONMENTAL ISSUES

In general, we ABSTAIN from voting on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases, however, we vote FOR disclosure reports that seek additional information that is not available elsewhere and that is not proprietary, particularly when it appears that companies have not adequately addressed shareholder's social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

     o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

     o    the percentage of sales, assets and earnings affected;

     o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

     o whether the issues presented should be dealt with through government or company-specific action;

     o whether the company has already responded in some appropriate manner to the request embodied in the proposal;

     o whether the company's analysis and voting recommendation to shareholders is persuasive;

     o    what other companies have done in response to the issue;

     o    whether the proposal itself is well framed and reasonable;

     o whether implementation of the proposal would achieve the objectives sought in the proposal; and

     o whether the subject of the proposal is best left to the discretion of the board.

Among the social and environmental issues to which we apply this analysis are the following:

     o    Energy and Environment

     o    South Africa

     o    Northern Ireland

     o    Military Business

     o    Maquiladora Standards and International Operations Policies

     o    World Debt Crisis

     o    Equal Employment Opportunity and Discrimination

     o    Animal Rights

     o    Product Integrity and Marketing

     o    Human Resources Issues

CONFLICTS OF INTEREST

VOTING BY ADVISER

The following procedures prescribe a three-step process for the Proxy Committee (or its equivalent) to use when an adviser, either directly or through an affiliate, may have a conflict of interest when voting proxies. The first step is to identify those issuers with which the adviser or its affiliates (collectively, the "adviser") has a significant business or personal/family relationship that could give rise to a conflict of interest. The second step is to identify those proxy proposals where the adviser's conflict of interest may be material. The third step is to determine how to vote proxies involving a material conflict of interest. These procedures are designed to ensure that all proxies are voted in the best interests of clients and not the product of the conflict.

(A) IDENTIFYING THOSE ISSUERS WITH WHICH THE ADVISER MAY HAVE A CONFLICT OF INTEREST

The Proxy Committee will use the following four steps to identify issuers with which it may have a conflict of interest. The Proxy Committee will maintain a list of such issuers.

1. SIGNIFICANT BUSINESS RELATIONSHIPS -- The Committee will maintain a list of issuers with which the adviser may have a significant business relationship such as, for example, where the fund's adviser also manages a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to an issuer whose securities are held by the fund and whose management is soliciting proxies. For this purpose, a "significant business relationship" is any business relationship with a publicly traded company where loans, deposits, or assets under administration exceed $25 million or annual fees received from a client are in excess of $250,000; and (2) may not directly involve revenue to the adviser or its affiliates but is otherwise determined by the Committee to be significant to the adviser or its affiliates where a key client also has a relationship with a publicly traded corporation where Hancock Bank's relationship with that client may be adversely affected if we do not vote in accordance with his/her wishes on a particular proxy proposal. For example, Hancock Bank has a substantial lending relationship with ABC Company where Mr. Joe Smith is the owner. Mr. Smith is also a director for XYZ, Inc., a publicly traded corporation. Mr. Smith knows XYZ, Inc. is a holding of Hancock Horizon Burkenroad Fund and he strongly urges Hancock Bank to vote for the executive compensation package which is currently proposed by management.

2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS -- The Committee will identify issuers with which its employees who are involved in the proxy voting process may have a significant personal/family relationship. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how the adviser votes proxies. To identify any such relationships, the Committee shall obtain information on a regular basis about any significant personal/family relationship between any employee of the adviser who is involved in the proxy voting process (e.g., portfolio managers, members of the Committee, senior management, as applicable) and senior employees of issuers for which the adviser may vote proxies.

3. CONTACT WITH PROXY COMMITTEE MEMBERS -- The Proxy Committee should ensure that the adviser and its affiliates adopt procedures reasonably designed to prevent employees who are not involved in the proxy voting process from attempting to influence how the adviser votes any proxy. At a minimum, these procedures should provide that, if a person employed by the adviser not involved in the proxy voting process contacts any Committee member for the purpose of influencing how a proxy is voted, the member will immediately contact the Trust Department Compliance Officer who will determine: (1) whether the adviser should now treat the proxy in question as one involving a material conflict of interest; and (2) if so, whether the member of the Committee who was contacted should recluse himself/herself from all further matters regarding the proxy.

4. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Proxy Committee shall rely on publicly available information about the adviser and its affiliates, information about the adviser and its affiliates that is generally known by employees of the adviser,(2) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving the adviser where the information is
(i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee.

In connection with the consideration of any proxy voting matters under this policy, each member of the Proxy Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to this policy.

(B) IDENTIFYING THOSE PROXY PROPOSALS WHERE THE ADVISER'S CONFLICT IS MATERIAL

If the adviser receives a proxy relating to an issuer with which it has a conflict of interest (as determined in (a) above), the Proxy Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then the adviser can vote the proxy in accordance with its proxy voting procedures; if so, the adviser may vote on any such proposal only in accordance with (c) below.(3) The Committee shall determine whether a proposal is material as follows:

1. ROUTINE PROXY PROPOSALS -- Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest for the adviser, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. The Committee shall adopt procedures specifically designed for the adviser's circumstances that identify those proposals that the adviser will consider to be "routine" for purposes of this policy.(4)

--------------------
(2) The procedures provide that the Committee should be aware of information about the adviser or its affiliates that is generally known by employees of the adviser, but it does not extend this knowledge to information about the adviser's affiliates that is generally known by employees of the adviser's affiliates (unless, of course, such information also is generally known by the adviser's employees).

(3) Alternatively, an adviser may determine that, if it has a conflict with respect to any specific proposal in a proxy, it will vote ALL proposals in that proxy in accordance with one of the procedures set forth in (c) below.

2. NON-ROUTINE PROXY PROPOSALS -- Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for the adviser, unless the Committee determines that the adviser's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans). The Committee shall adopt procedures specifically designed for the adviser's circumstances that identify those proposals that the adviser will consider to be "non-routine" for purposes of this policy.

3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL -- As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to the adviser's conflict with the issuer. The Committee shall record in writing the basis for any such determination.

(C) DETERMINING HOW TO VOTE PROXIES INVOLVING A MATERIAL CONFLICT OF INTEREST

For any proposal where the Proxy Committee determines that the adviser has a material conflict of interest, the adviser will vote that proxy regarding the proposal by using an independent third party (such as a proxy voting service) to vote the specific proposal that involves a conflict.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)     The Advisors' Inner Circle Fund II's (the "Registrant") Amended and Restated Agreement and
        Declaration of Trust dated July 24, 1992, as amended and restated February 18, 2004 and August
        10, 2004, is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No.
        36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the
        U.S. Securities Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-04-
        000490 on September 17, 2004.
(b)     Registrant's Amended and Restated By-laws are incorporated herein by reference to Exhibit (b)
        of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000618 on
        December 3, 2009.
(c)     Not Applicable.
(d)(1)  Amended and Restated Investment Advisory Agreement dated May 31, 2000, as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, relating to the
        Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-
        Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No.
        33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31,
        2001.
(d)(2)  Revised Schedule, as last amended August 12, 2008, to the Amended and Restated Investment
        Advisory Agreement dated May 31, 2000, as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, relating to Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 82 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
        EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.
(d)(3)  Form of Expense Limitation Agreement dated May 31, 2009 between the Registrant and Horizon
        Advisers, relating to the Hancock Horizon Strategic Income Bond Fund, Hancock Horizon
        Burkenroad Fund, Hancock Horizon Government Money Market Fund (formerly, the Treasury
        Securities Money Market Fund), Hancock Horizon Diversified International Fund, and Hancock
        Horizon Quantitative Long/Short Fund, is incorporated herein by reference to Exhibit (d)(3) of
        Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File
        No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000212 on May
        29, 2009.
(d)(4)  Expense Limitation Agreement dated May 31, 2008 between the Registrant and Horizon
        Advisers, relating to the Hancock Horizon Prime Money Market Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 76 to the Registrant's Registration
        Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No.
        0001135428-08-000222 on May 30, 2008.
(d)(5)  Form of Expense Waiver Reimbursement Agreement between the Registrant and Horizon
        Advisers, relating to the Hancock Horizon Growth Fund and the Hancock Horizon Value Fund, is
        incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 86 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
        EDGAR Accession No. 0001135428-09-000212 on May 29, 2009.
(d)(6)  Sub-Advisory Agreement dated August 15, 2008 between Horizon Advisers and Earnest Partners,
        LLC, relating to the Hancock Horizon Diversified International Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 83 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-09-000036 on February 5, 2009.




                                       1




(d)(7)  Investment Advisory Agreement dated October 24, 2008 between the Registrant and Champlain
        Investment Partners, LLC, relating to the Champlain Small Company Fund and the Champlain
        Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective
        Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000419 on September 30,
        2010.
(d)(8)  Expense Limitation Agreement between the Registrant and Champlain Investment Partners, LLC,
        relating to the Champlain Small Company Fund and the Champlain Mid Cap Fund, to be filed by amendment.
(d)(9)  Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H.
        Reaves & Co. Inc., relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-05-000155 on March 31, 2005.
(d)(10) Investment Advisory Agreement dated June 7, 2007 between the Registrant and Hennion &
        Walsh Asset Management, Inc., relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 65 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
        Accession No. 0001116502-07-002196 on November 28, 2007.
(d)(11) Expense Limitation Reimbursement Agreement dated May 31, 2010 between the Registrant and
        Hennion & Walsh Asset Management, Inc., relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 93 to the
        Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via
        EDGAR Accession No. 0001135428-10-000204 on May 28, 2010.
(d)(12) Investment Advisory Agreement dated May 5, 2008 between the Registrant and Frost Investment
        Advisors, LLC, relating to the Frost Family of Funds, is incorporated herein by reference to
        Exhibit (d)(16) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement
        on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No.
        0001135428-08-000222 on May 30, 2008.
(d)(13) Schedule A, as revised August 11, 2010, to the Investment Advisory Agreement dated May 5,
        2008 between the Registrant and Frost Investment Advisors, LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 96 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-10-000485 on October 22, 2010.
(d)(14) Sub-Advisory Agreement dated June 16, 2010 between Frost Investment Advisors, LLC and Artio
        Global Management LLC, relating to the Frost Small Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 95 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-10-000419 on September 30, 2010.
(d)(15) Sub-Advisory Agreement dated June 16, 2010 between Frost Investment Advisors, LLC and
        Cambiar Investors, LLC, relating to the Frost Small Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 95 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-10-000419 on September 30, 2010.
(d)(16) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors,
        LLC and Kempner Capital Management, Inc., relating to the Frost Kempner Multi-Cap Deep
        Value Equity Fund and Frost Kempner Treasury and Income Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 76 to the Registrant's Registration
        Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No.
        0001135428-08-000222 on May 30, 2008.




                                       2




(d)(17) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors,
        LLC and Thornburg Investment Management, Inc., relating to the Frost International Equity
        Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 76
        to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the
        SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(18) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors,
        LLC and Luther King Capital Management Corporation, relating to the Frost LKCM Multi-Cap
        Equity Fund and Frost LKCM Small-Mid Cap Equity Fund, is incorporated herein by reference to
        Exhibit (d)(20) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement
        on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No.
        0001135428-08-000222 on May 30, 2008.
(d)(19) Expense Limitation Agreement dated May 5, 2008 between the Registrant and Frost Investment
        Advisors, LLC, relating to the Frost Family of Funds, to be filed by amendment.
(d)(20) Investment Advisory Agreement dated April 30, 2008 between the Registrant and GRT Capital
        Partners, LLC, relating to the GRT Funds, is incorporated herein by reference to Exhibit (d)(22)
        of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A
        (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on
        May 30, 2008.
(d)(21) Revised Schedule A to the Investment Advisory Agreement dated April 30, 2008 between the
        Registrant and GRT Capital Partners, LLC, is incorporated herein by reference to Exhibit (d)(20)
        of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000419 on
        September 30, 2010.
(d)(22) Expense Limitation Agreement dated April 30, 2008 between the Registrant and GRT Capital
        Partners, LLC, relating to the GRT Value Fund, to be filed by amendment.
(d)(23) Investment Advisory Agreement between the Registrant and Lowry Hill Investment Advisors,
        Inc., relating to the Clear River Fund, is incorporated herein by reference to Exhibit (d)(27) of
        Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File
        No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000212 on May
        29, 2009.
(d)(24) Expense Limitation Agreement between the Registrant and Lowry Hill Investment Advisors, Inc.,
        relating to the Clear River Fund, to be filed by amendment.
(d)(25) Form of Investment Advisory Agreement between the Registrant and NorthPointe Capital, LLC, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit
        (d)(29) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form
        N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-
        000036 on February 5, 2009.
(e)(1)  Distribution Agreement dated January 28, 1993, as amended and restated as of November 14,
        2005, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-06-000209 on May 31, 2006.
(e)(2)  Amendment No. 1 to the Distribution Agreement dated January 28, 1993, as amended and restated as of November 14, 2005, to be filed by amendment.
(e)(3)  Revised Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co.
        is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 76 to the
        Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via
        EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(f)     Not Applicable.
(g)(1)  Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit




                                       3




        (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-
        1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2)  Revised Appendix B to the Custody Agreement dated May 31, 2000 between the Registrant and
        Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, to be filed by amendment.
(g)(3)  Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and Wachovia
        Bank, National Association (now, U.S. Bank, N.A.), relating to the Champlain Family of Funds,
        Reaves Select Research Fund, SmartGrowth Family of Funds, Frost Family of Funds, and GRT
        Family of Funds, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective
        Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14,
        2005.
(g)(4)  Revised Amendment and Attachment C, relating to the to the Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and U.S. Bank, N.A. (formerly, Wachovia Bank,
        N.A.), relating to the Champlain Family of Funds, Reaves Select Research Fund, SmartGrowth
        Family of Funds, Frost Family of Funds, and GRT Family of Funds, to be filed by amendment.
(g)(5)  Custodian Agreement dated November 19, 2007 between the Registrant and Union Bank of
        California, relating to the NorthPointe Family of Funds, is incorporated herein by reference to
        Exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-
        000581 on December 28, 2007.
(g)(6)  Appendices A, B and C, as last amended February 18, 2009, to the Custodian Agreement dated
        November 19, 2007 between the Registrant and Union Bank of California, to be filed by amendment.
(g)(7)  Custodian Agreement between the Registrant and Wells Fargo Bank, N.A., relating to the Clear
        River Fund, to be filed by amendment.
(h)(1)  Administration Agreement dated January 28, 1993, as amended and restated as of November 12,
        2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
        Accession No. 0001135428-03-000338 on May 30, 2003.
(h)(2)  Amended Schedule dated February 1, 2006 to the Administration Agreement dated January 28,
        1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments
        Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 54 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
        Accession No. 0001135428-06-000517 on November 28, 2006.
(h)(3)  Amended Schedule to the Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global
        Funds Services, relating to the Hancock Diversified International and Quantitative Long/Short
        Funds, to be filed by amendment.
(h)(4)  Amendment and Attachment 1 dated September 27, 2010 to the Administration Agreement dated
        January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI
        Investments Global Funds Services, relating to the Champlain Family of Funds, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 97 to the Registrant's
        Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR
        Accession No. 0001135428-10-000537 on November 3, 2010.




                                       4




(h)(5)  Amendment and Attachment 1 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global
        Funds Services, relating to the Reaves Select Research Fund, to be filed by amendment.
(h)(6)  Amendment and Attachment 1 dated May 31, 2007 to the Administration Agreement dated
        January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI
        Investments Global Funds Services, relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 59 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
        Accession No. 0001135428-07-000217 on June 15, 2007.
(h)(7)  Amendment and Attachment 1 dated April 25, 2008 to the Administration Agreement dated
        January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI
        Investments Global Funds Services, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 76 to the Registrant's
        Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR
        Accession No. 0001135428-08-000222 on May 30, 2008.
(h)(8)  Amendment and Attachment 1 dated April 28, 2008 to the Administration Agreement dated
        January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI
        Investments Global Funds Services, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 76 to the Registrant's Registration
        Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No.
        0001135428-08-000222 on May 30, 2008.
(h)(9)  Amendment and Attachment 1 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global
        Funds Services, relating to the GRT Absolute Return Fund, to be filed by amendment.
(h)(10) Amendment and Attachment 1 dated January 27, 2009 to the Administration Agreement dated
        January 18, 1993, as amended and restated November 12, 2002, between the Registrant and SEI
        Investments Global Funds Services, relating to the Clear River Fund, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 84 to the Registrant's Registration
        Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No.
        0001135428-09-000090 on March 2, 2009.
(h)(11) Amendment and Attachment 1 to the Administration Agreement dated January 18, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global
        Funds Services, relating to the NorthPointe Family of Funds, to be filed by amendment.
(h)(12) Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
        EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(h)(13) Revised Schedule A as last amended August 12, 2008 to the Shareholder Services Plan dated
        May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 82 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-08-000506 on November 26, 2008.
(h)(14) Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit
        (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-
        000569 on September 29, 2005.
(h)(15) Revised Schedule A, as last amended May 18, 2010, to the Shareholder Services Plan dated
        August 9, 2005 is incorporated herein by reference to exhibit (h)(15) of Post-Effective
        Amendment No. 93 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000204 on May 28, 2010.




                                       5




(h)(16) Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and
        Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective
        Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(17) AML Amendment to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(3)
        of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on
        May 28, 2004.
(h)(18) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May
        31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-
        04-000232 on May 28, 2004.
(h)(19) Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
        EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(20) Revised Exhibits C and D to the Agency Agreement dated August 10, 2004 between the
        Registrant and DST Systems, Inc. to be filed by amendment.
(h)(21) Amendment to the Agency Agreement dated August 10, 2004 between the Registrant and DST
        Systems, Inc., as approved by the Board of Trustees in February 2010, to be filed by amendment.
(h)(22) Transfer Agency and Service Agreement dated May 31, 2007 between the Registrant and UMB
        Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(19) of Post-Effective
        Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28,
        2007.
(h)(23) Revised Schedules A and C to the Transfer Agency and Service Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. to be filed by amendment.
(i)     Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the
        Hancock Horizon Louisiana Tax Free Income Fund and the Hancock Horizon Mississippi Tax
        Free Income Fund, to be filed by amendment.
(j)     Not Applicable.
(k)     Not Applicable.
(l)     Not Applicable.
(m)(1)  Distribution Plan (compensation type) dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
        EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(m)(2)  Schedule A as last amended August 12, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 80 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
        Accession No. 0001354488-08-001546 on September 5, 2008.
(m)(3)  Schedule B dated November 16, 2004, as amended July 24, 2006, to the Distribution Plan dated
        May 31, 2000, as amended November 16, 2004, relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 57 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
        EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.
(m)(4)  Schedule D dated February 22, 2007, to the Distribution Plan dated May 31, 2000, as amended
        November 16, 2004, relating to the SmartGrowth Family of Funds, is incorporated herein by




                                       6




        reference to Exhibit (m)(7) of Post-Effective Amendment No. 65 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001116502-07-002196 on November 28, 2007.
(m)(5)  Schedule F dated February 19, 2008, to the Distribution Plan dated May 31, 2000, as amended
        November 16, 2004, relating to the GRT Value Fund, is incorporated herein by reference to
        Exhibit (m)(7) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-
        000097 on February 28, 2008.
(m)(6)  Schedule G dated March 10, 2008 and amended as of August 11, 2010, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 96 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
        EDGAR Accession No. 0001135428-10-000485 on October 22, 2010.
(m)(7)  Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23,
        2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40
        to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(m)(8)  Revised Schedule A dated February 23, 2005, as amended May 13, 2008, to the Distribution Plan approved by the Board of Trustees on February 23, 2005, is incorporated herein by reference to
        Exhibit (m)(10) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement
        on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No.
        0001135428-08-000222 on May 30, 2008.
(n)(1)  Amended and Restated Rule 18f-3 Multiple Class Plan dated February 2007, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of
        Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form N-1A (File
        No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000204 on May
        28, 2010.
(n)(2)  Schedule E, as revised on August 11, 2010, to the Amended and Restated Rule 18f-3 Multiple
        Class Plan dated February 2007, is incorporated herein by reference to Exhibit (n)(2) of Post-
        Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No.
        33-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000485 on October
        22, 2010.
(n)(3)  Revised Schedule C to the Amended and Restated Rule 18f-3 Multiple Class Plan dated February
        2007, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 97
        to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000537 on November 3, 2010.
(o)     Not Applicable.
(p)(1)  Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective
        Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28,
        2007.
(p)(2)  SEI Investments Distribution Co. Code of Ethics dated January 12, 2009 is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 116 to The Advisors' Inner Circle
        Fund's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(p)(3)  Hancock Bank and Trust Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of
        Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File
        No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May
        31, 2007.
(p)(4)  Earnest Partners, LLC Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) of
        Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File




                                       7




        No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on
        November 26, 2008.
(p)(5)  Champlain Investment Partners, LLC Revised Code of Ethics dated January 2010 is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 95 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
        Accession No. 0001135428-10-000419 on September 30, 2010.
(p)(6)  W.H. Reaves & Co., Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of
        Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File
        No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on
        December 28, 2007.
(p)(7)  Hennion & Walsh Asset Management, Inc. Code of Ethics is incorporated herein by reference to
        Exhibit (p)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-
        07-000100 on March 7, 2007.
(p)(8)  Frost Investment Advisors, LLC Code of Ethics is incorporated herein by reference to exhibit
        (p)(10) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-
        000579 on November 25, 2009.
(p)(9)  Artio Global Management LLC Code of Ethics to be filed by amendment.
(p)(10) Cambiar Investors, LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 107 to the Advisors' Inner Circle
        Fund's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(p)(11) Kempner Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit
        (p)(12) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-
        000579 on November 25, 2009.
(p)(12) Thornburg Investment Management, Inc. Revised Code of Ethics dated March 2010 is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 95 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
        EDGAR Accession No. 0001135428-10-000419 on September 30, 2010.
(p)(13) Luther King Capital Management Corporation Code of Ethics is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-
        08-000142 on April 1, 2008.
(p)(14) GRT Capital Partners, LLC Code of Ethics to be filed by amendment.
(p)(15) Lowry Hill Investment Advisors, Inc. Code of Ethics to be filed by amendment.
(p)(16) NorthPointe Capital, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(18) of
        Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File
        No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on
        February 5, 2009.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser (including sub-advisers), and each director, officer or partner of that investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers (or sub-advisers), and/or directors, officers or partners of each investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ARTIO GLOBAL MANAGEMENT LLC

Artio Global Management LLC ("Artio Global") serves as investment sub-adviser for the Registrant's Frost Small Cap Equity Fund. The principal address of Artio is 330 Madison Avenue, Floor 12A, New York, NY 10017.

For the fiscal years ended July 31, 2009 and 2010, none of the directors, officers, or partners of Artio Global is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CAMBIAR INVESTORS LLC

Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Frost Small Cap Equity Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended April 30, 2009 and 2010.

For the fiscal years ended July 31, 2009 and 2010, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CHAMPLAIN INVESTMENT PARTNERS, LLC

Champlain Investment Partners, LLC ("Champlain") serves as the investment adviser for the Registrant's Champlain Small Company Fund and Champlain Mid Cap Fund. The principal address of Champlain is 346 Shelburne Road, Burlington, Vermont 05401. Champlain is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended July 31, 2009 and 2010, none of the directors, officers or partners of Champlain is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

EARNEST PARTNERS, LLC

Earnest Partners, LLC ("Earnest") serves as investment sub-adviser for the Registrant's Hancock Horizon Diversified International Fund. The principal business address for Earnest is 1180 Peachtree Street, Suite 2300, Atlanta, GA 30309. Earnest is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended January 31, 2009 and 2010. [Table to be confirmed/completed by amendment].

NAME AND POSITION WITH
INVESTMENT SUB-ADVISER      NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
======================      =====================      =============================






FROST INVESTMENT ADVISORS, LLC

Frost Investment Advisors, LLC ("Frost") serves as investment adviser for the Registrant's Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund. The principal business address for Frost is 100 West Houston Street, San Antonio, Texas 78205-1414. Frost is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2009 and 2010.



NAME AND POSITION WITH
INVESTMENT ADVISER                 NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-----------------------------      ------------------------     -----------------------------------
Tim Altree, Chief Compliance       A&S Capital Management,      President, Chief Compliance Officer
Officer and Managing Director      LLC                          and Managing Member
-----------------------------      ------------------------     -----------------------------------

GRT CAPITAL PARTNERS, LLC

GRT Capital Partner, LLC ("GRT") serves as investment adviser for the Registrant's GRT Value Fund and GRT Absolute Return Fund. The principal business address for GRT is 50 Milk Street, Boston, 21st Floor, Massachusetts 02109. GRT is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2009 and 2010. [To be updated by amendment].

NAME AND POSITION WITH
INVESTMENT ADVISER               NAME OF OTHER                COMPANY CONNECTION WITH OTHER COMPANY
----------------------           -------------                -------------------------------------
 Rudolph K. Kluiber,             Managing Steinway Musical    Director
Member and Investment Adviser    Instruments, Inc.




HENNION & WALSH ASSET MANAGEMENT, INC.



Hennion & Walsh Asset Management, Inc. ("H&W") serves as the investment adviser for the Registrant's SmartGrowth Lipper Optimal Conservative Index Fund, SmartGrowth Lipper Optimal Moderate Index Fund, and SmartGrowth Lipper Optimal Growth Index Fund. The principal business address for H&W is 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. H&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended January 31, 2009 and 2010.

NAME AND POSITION WITH
INVESTMENT ADVISER                    NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
--------------------------------      ----------------------      -----------------------------
William Walsh, President              Hennion & Walsh, Inc.       Officer
                                      ----------------------      -----------------------------
                                      Hennion & Walsh Wealth      Officer
                                      Advisors
--------------------------------      ----------------------      -----------------------------
Richard Hennion, Executive Vice       Hennion & Walsh, Inc.       Officer
                                      ----------------------      -----------------------------
President                             Hennion & Walsh Wealth      Officer
                                      Advisors
--------------------------------      ----------------------      -----------------------------
Debbie Williams, Chief Financial      Hennion & Walsh, Inc.       Officer
                                      ----------------------      -----------------------------
Officer                               Hennion & Walsh Wealth      Officer
                                      Advisors
--------------------------------      ----------------------      -----------------------------
Al Vermitsky, Chief Compliance        Hennion & Walsh, Inc.       Officer
                                      ----------------------      -----------------------------
Officer                               Hennion & Walsh Wealth      Officer
                                      Advisors
--------------------------------      ----------------------      -----------------------------
Kevin Mahn, Chief Investment          Hennion & Walsh, Inc.       Employee
Officer & Portfolio Manager
--------------------------------      ----------------------      -----------------------------

HORIZON ADVISERS

Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Government Money Market Fund, Diversified International Fund and Quantitative Long/Short Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended January 31, 2009 and 2010.

NAME AND POSITION WITH
INVESTMENT ADVISER                    NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
--------------------------------      ---------------------      -----------------------------
Kendra Cain, Chief Compliance         Hancock Investment         Compliance Director
Officer                               Services, Inc.
--------------------------------  ---------------------           -----------------------------


KEMPNER CAPITAL MANAGEMENT, INC.

Kempner Capital Management, Inc. ("Kempner") serves as the sub-adviser for the Registrant's Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund. The principal address of Kempner is 2201 Market Street, 12th Floor FNB Building, Galveston, Texas, 77550-1503. Kempner is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2009 and 2010.

NAME AND POSITION WITH
INVESTMENT ADVISER                     NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------      ------------------------------      -----------------------------
Harris L. Kempner, Jr., President      H. Kempner Trust Association        Trustee
                                       ------------------------------      -----------------------------
                                       Legacy Holding Company              Director
                                       ------------------------------      -----------------------------
                                       Balmorhea Ranches                   Director
                                       ------------------------------      -----------------------------
                                       Frost Bank-Galveston                Advisory Director
                                       ------------------------------      -----------------------------
                                       Cullen Frost Bankers Inc.- San      Director Emeritus
                                       Antonio
                                       ------------------------------      -----------------------------
                                       Kempner Securities GP, LLC          General Partner
                                       ------------------------------      -----------------------------
                                       Galveston Finance GP, LLC           General Partner
---------------------------------      ------------------------------      -----------------------------

LOWRY HILL INVESTMENT ADVISOR, INC.

Lowry Hill Investment Advisors, Inc. ("Lowry Hill") serves as investment adviser for the Registrant's Clear River Fund. The principal address of Lowry Hill is 90 South Seventh Street, Suite 5300, Minneapolis, Minnesota 55402. Lowry Hill is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2009 and 2010.

NAME AND POSITION WITH
INVESTMENT ADVISER                 NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------      ---------------------      -----------------------------
Thomas Gunderson, Investment       FAF Advisors               Managing Director
Principal
-----------------------------      ---------------------      -----------------------------


LUTHER KING CAPITAL MANAGEMENT CORPORATION

Luther King Capital Management Corporation ("Luther King") serves as the sub-adviser for the Registrant's Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. The principal address of Luther King is 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102. Luther King is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended July 31, 2009 and 2010, none of the directors, officers or partners of Luther King is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NORTHPOINTE CAPITAL, LLC

NorthPointe Capital, LLC (the "NorthPointe") serves as the investment adviser for the Registrant's NorthPointe Small Cap Growth Fund, the NorthPointe Small Cap Value Fund, the NorthPointe Value Opportunities Fund and the NorthPointe Micro Cap Equity Fund. The Adviser's principal place of business is located at 101 West Big Beaver Road, Suite 745, Troy Michigan 48084.

For the fiscal years ended October 31, 2008 and 2009, none of the directors, officers or partners of NorthPointe is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THORNBURG INVESTMENT MANAGEMENT, INC.

Thornburg Investment Management, Inc. ("Thornburg") serves as the sub-adviser for the Registrant's Frost International Equity Fund. The principal address of Thornburg is 2300 North Ridgetop Road, Santa Fe, New Mexico, 87506. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2009 and 2010.

NAME AND POSITION WITH
INVESTMENT ADVISER                 NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
-----------------------------      ---------------------------      -----------------------------
Garrett Thornburg, Chairman        Thornburg Investment             Chairman
                                   Management
-----------------------------      ---------------------------      -----------------------------
Garrett Thornburg, Chairman        Thornburg Investment Trust       Chairman
-----------------------------      ---------------------------      -----------------------------
Garrett Thornburg, Chairman        Thornburg Mortgage               Chairman
                                   Advisory Corporation
-----------------------------      ---------------------------      -----------------------------
Garrett Thornburg, Chairman        WEL, Inc.                        Chairman
-----------------------------      ---------------------------      -----------------------------
Garrett Thornburg, Chairman        Chamisa Energy                   Chairman
-----------------------------      ---------------------------      -----------------------------

W.H. REAVES & CO., INC.

W.H. Reaves & Co., Inc. ("WH Reaves") serves as the investment adviser for the Registrant's Reaves Select Research Fund. The principal business address of WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended July 31, 2009 and 2010, none of the directors, officers or partners of WH Reaves is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 32. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co.
     (the "Distributor"), acts as distributor for:




     SEI Daily Income Trust                               July 15, 1982
     SEI Liquid Asset Trust                               November 29, 1982
     SEI Tax Exempt Trust                                 December 3, 1982
     SEI Institutional Managed Trust                      January 22, 1987
     SEI Institutional International Trust                August 30, 1988
     The Advisors' Inner Circle Fund                      November 14, 1991
     The Advisors' Inner Circle Fund II                   January 28, 1993
     Bishop Street Funds                                  January 27, 1995
     SEI Asset Allocation Trust                           April 1, 1996
     SEI Institutional Investments Trust                  June 14, 1996

     Oak Associates Funds                                  February 27, 1998
     CNI Charter Funds                                     April 1, 1999
     iShares Inc.                                          January 28, 2000
     iShares Trust                                         April 25, 2000
     Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.) November 1, 2000
     Causeway Capital Management Trust                     September 20, 2001
     BlackRock Funds III (f/k/a Barclays Global Investors
     Funds)                                                March 31, 2003
     SEI Opportunity Fund, LP                              October 1, 2003
     The Arbitrage Funds                                   May 17, 2005
     The Turner Funds                                      January 1, 2006
     ProShares Trust                                       November 14, 2005
     Community Reinvestment Act Qualified Investment Fund  January 8, 2007
     SEI Alpha Strategy Portfolios, LP                     June 29, 2007
     TD Asset Management USA Funds                         July 25, 2007
     SEI Structured Credit Fund, LP                        July 31, 2007
     Wilshire Mutual Funds, Inc.                           July 12, 2008
     Wilshire Variable Insurance Trust                     July 12, 2008
     Forward Funds                                         August 14, 2008
     Global X Funds                                        October 24, 2008
     FaithShares Trust                                     August 7, 2009
     Schwab Strategic Trust                                October 12, 2009


 The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                                  POSITION AND OFFICE                       POSITIONS AND OFFICES
          NAME                    WITH UNDERWRITER                          WITH REGISTRANT
----------------------------      ------------------------------------      ---------------------
          William M. Doran        Director                                            --
          Edward D. Loughlin      Director                                            --
          Wayne M. Withrow        Director                                            --
          Kevin Barr              President & Chief Executive Officer                 --
          Maxine Chou             Chief Financial Officer, Chief Operations           --
                                  Officer, & Treasurer
          Karen LaTourette        Chief Compliance Officer, Anti-Money
                                  Laundering Officer & Assistant Secretary            --
          John C. Munch           General Counsel & Secretary                         --
          Mark J. Held            Senior Vice President                               --
          Lori L. White           Vice President & Assistant Secretary                --
          John Coary              Vice President & Assistant Secretary                --
          John Cronin             Vice President                                      --
          Robert Silvestri        Vice President                                      --



ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

                    Hancock Bank and Trust
                    One Hancock Plaza
                    P.O. Box 4019
                    Gulfport, Mississippi 39502

                    U.S. Bank, National Association
                    800 Nicollett Mall
                    Minneapolis, Minnesota 55402

                    Union Bank of California, National Association 475 Sansome Street
                    15(th) Floor
                    San Francisco, California 94111

                    Wells Fargo Bank, N.A.
                    608 2(nd) Avenue South
                    9(th) Floor
                    Minneapolis, MN, 55479

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                    SEI Investment Global Funds Services
                    One Freedom Valley Drive
                    Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

                    Artio Global Management LLC
                    330 Madison Avenue
                    Floor 12A
                    New York, NY 10017

                    Cambiar Investors LLC
                    2401 East Second Street
                    Suite 400
                    Denver, Colorado 80206

                    Champlain Investment Partners, LLC
                    346 Shelburne Road
                    Burlington, Vermont 05401

                    Earnest Partners, LLC
                    1180 Peachtree Street
                    Suite 2300
                    Atlanta, Georgia 30309

                    Frost Investment Advisors, LLC
                    100 West Houston Street
                    15th Floor Tower
                    San Antonio, Texas 78205-1414

                    GRT Capital Partners, LLC
                    50 Milk Street, 21st Floor
                    Boston, Massachusetts 02109

                    Hennion & Walsh Asset Management, Inc.
                    2001 Route 46
                    Waterview Plaza
                    Parsippany, New Jersey 07054

                    Horizon Advisers
                    One Hancock Plaza
                    P.O. Box 4019
                    Gulfport, Mississippi 39502

                    Kempner Capital Management, Inc.
                    2201 Market Street, 12th Floor FNB Building
                    Galveston, Texas 77550-1503

                    Lowry Hill Investment Advisors, Inc.
                    90 South Seventh Street, Suite 5300
                    Minneapolis, Minnesota 55402

                    Luther King Capital Management Corporation
                    301 Commerce Street, Suite 1600
                    Fort Worth, Texas 76102-4140

                    NorthPointe Capital, LLC
                    101 West Big Beaver Road, Suite 745
                    Troy Michigan 48084

                    Thornburg Investment Management, Inc.
                    119 East Marcy Street, Suite 202
                    Santa Fe, New Mexico 87501-2046

                    W.H. Reaves & Co., Inc.
                    10 Exchange Place, 18th Floor
                    Jersey City, New Jersey 07302

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 98 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of November, 2010.

                                              THE ADVISORS' INNER CIRCLE FUND II

                                              By:/s/ Philip T. Masterson
                                              ----------------------------------
                                              Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.




          *                          Trustee                 November 12, 2010
-------------------------------
Charles E. Carlbom
           *                         Trustee                 November 12, 2010
-------------------------------
John K. Darr
           *                         Trustee                 November 12, 2010
-------------------------------
William M. Doran
           *                         Trustee                 November 12, 2010
-------------------------------
Mitchell A. Johnson
           *                         Trustee                 November 12, 2010
-------------------------------
Betty L. Krikorian
           *                         Trustee                 November 12, 2010
-------------------------------
Robert A. Nesher
           *                         Trustee                 November 12, 2010
-------------------------------
James M. Storey
           *                         Trustee                 November 12, 2010
-------------------------------
George J. Sullivan, Jr.

/s/ Philip T. Masterson              President               November 12, 2010
-------------------------------
Philip T. Masterson

           *                         Treasurer, Controller   November 12, 2010
-------------------------------      &  Chief Financial
Michael Lawson                       Officer

*By: /s/ Philip T. Masterson
-------------------------------
Philip T. Masterson